Shareholder Report	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Meeder Funds
Entity Central Index Key	0000702435
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000010069
Shareholder Report [Line Items]
Fund Name	Muirfield Fund
Class Name	Retail Class
Trading Symbol	FLMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muirfield Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$59.90	1.13%

Expenses Paid, Amount	$ 59.90
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	9,960	9,803	9,861
Aug-14	10,337	10,214	10,063
Sep-14	10,070	10,001	9,801
Oct-14	10,236	10,276	9,909
Nov-14	10,512	10,525	10,002
Dec-14	10,516	10,525	9,915
Jan-15	10,217	10,232	9,841
Feb-15	10,756	10,825	10,129
Mar-15	10,621	10,715	10,051
Apr-15	10,606	10,763	10,184
May-15	10,726	10,912	10,176
Jun-15	10,516	10,729	10,030
Jul-15	10,621	10,909	10,054
Aug-15	10,022	10,250	9,694
Sep-15	9,767	9,952	9,515
Oct-15	10,127	10,738	9,916
Nov-15	10,127	10,797	9,874
Dec-15	9,938	10,576	9,738
Jan-16	9,446	9,979	9,429
Feb-16	9,400	9,976	9,474
Mar-16	9,830	10,678	9,947
Apr-16	9,815	10,744	10,072
May-16	9,938	10,936	10,101
Jun-16	9,922	10,959	10,186
Jul-16	10,276	11,394	10,470
Aug-16	10,291	11,423	10,492
Sep-16	10,307	11,441	10,532
Oct-16	10,050	11,193	10,378
Nov-16	10,389	11,694	10,435
Dec-16	10,507	11,922	10,572
Jan-17	10,661	12,147	10,743
Feb-17	11,064	12,599	10,960
Mar-17	11,048	12,607	11,015
Apr-17	11,188	12,741	11,130
May-17	11,312	12,871	11,258
Jun-17	11,389	12,987	11,301
Jul-17	11,652	13,232	11,494
Aug-17	11,714	13,258	11,551
Sep-17	11,931	13,581	11,685
Oct-17	12,226	13,877	11,831
Nov-17	12,505	14,299	11,991
Dec-17	12,638	14,442	12,122
Jan-18	13,292	15,203	12,451
Feb-18	12,756	14,642	12,094
Mar-18	12,504	14,349	12,016
Apr-18	12,588	14,403	12,029
May-18	12,789	14,810	12,102
Jun-18	12,739	14,907	12,084
Jul-18	13,108	15,401	12,294
Aug-18	13,510	15,942	12,402
Sep-18	13,468	15,968	12,389
Oct-18	12,444	14,793	11,805
Nov-18	12,544	15,089	11,970
Dec-18	12,176	13,685	11,545
Jan-19	12,346	14,859	12,179
Feb-19	12,516	15,382	12,390
Mar-19	12,601	15,606	12,547
Apr-19	12,890	16,230	12,789
May-19	12,091	15,179	12,407
Jun-19	12,822	16,246	12,940
Jul-19	12,959	16,487	12,981
Aug-19	12,669	16,151	12,870
Sep-19	12,891	16,434	13,059
Oct-19	13,095	16,788	13,275
Nov-19	13,454	17,426	13,459
Dec-19	13,824	17,929	13,742
Jan-20	13,614	17,910	13,706
Feb-20	12,583	16,444	13,098
Mar-20	11,307	14,182	11,903
Apr-20	11,814	16,061	12,751
May-20	12,076	16,919	13,159
Jun-20	12,163	17,306	13,419
Jul-20	12,619	18,289	13,896
Aug-20	13,408	19,614	14,312
Sep-20	12,999	18,900	14,063
Oct-20	12,595	18,492	13,875
Nov-20	13,826	20,741	15,043
Dec-20	14,426	21,675	15,504
Jan-21	14,426	21,578	15,409
Feb-21	14,795	22,253	15,596
Mar-21	15,341	23,050	15,840
Apr-21	16,027	24,238	16,296
May-21	16,203	24,349	16,521
Jun-21	16,431	24,950	16,629
Jul-21	16,572	25,371	16,748
Aug-21	16,977	26,095	16,967
Sep-21	16,359	24,924	16,517
Oct-21	17,084	26,610	16,924
Nov-21	16,855	26,205	16,617
Dec-21	17,340	27,236	17,084
Jan-22	16,630	25,634	16,439
Feb-22	16,430	24,988	16,187
Mar-22	16,503	25,799	16,197
Apr-22	15,612	23,484	15,250
May-22	15,666	23,452	15,294
Jun-22	15,066	21,490	14,361
Jul-22	15,521	23,506	15,096
Aug-22	15,157	22,629	14,636
Sep-22	14,647	20,531	13,511
Oct-22	15,194	22,214	13,963
Nov-22	15,744	23,374	14,876
Dec-22	15,401	22,005	14,559
Jan-23	15,924	23,521	15,358
Feb-23	15,550	22,971	14,924
Mar-23	15,756	23,585	15,189
Apr-23	15,980	23,837	15,328
May-23	15,831	23,929	15,059
Jun-23	16,655	25,563	15,566
Jul-23	17,125	26,480	15,938
Aug-23	16,824	25,968	15,584
Sep-23	16,166	24,731	15,055
Oct-23	15,695	24,076	14,625
Nov-23	16,675	26,321	15,703
Dec-23	17,486	27,717	16,485
Jan-24	17,698	28,024	16,464
Feb-24	18,641	29,541	16,731
Mar-24	19,391	30,494	17,130
Apr-24	18,485	29,152	16,592
May-24	19,507	30,530	17,030
Jun-24	19,796	31,475	17,175

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	18.86%	9.07%	7.07%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Moderate Target Risk Index	10.34%	5.83%	5.56%

AssetsNet	$ 868,805,924	$ 868,805,924
Holdings Count | Holding	161	161
Advisory Fees Paid, Amount	$ 2,543,674
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$868,805,924
# of Portfolio Holdings	161
Portfolio Turnover Rate	150%
Advisory Fees and Waivers	2,543,674

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.2%Footnote Reference
Materials	0.4%Footnote Reference
Energy	1.4%Footnote Reference
Consumer Staples	2.4%Footnote Reference
Industrials	6.7%Footnote Reference
Communication Services	9.2%Footnote Reference
Consumer Discretionary	14.0%Footnote Reference
Health Care	15.6%Footnote Reference
Financials	15.7%Footnote Reference
Information Technology	34.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway Inc	7.2%
Microsoft Corp	5.9%
NVIDIA Corp	4.6%
Amazon.com Inc	4.0%
Alphabet Inc	3.6%
Apple Inc	2.6%
Texas Instruments Inc	2.6%
Meta Platforms Inc	2.4%
Johnson & Johnson	1.9%
Merck & Co Inc	1.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174348
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	Adviser Class
Trading Symbol	GBPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$72.94	1.41%

Expenses Paid, Amount	$ 72.94
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	Morningstar Global Allocation Index
Jun-14	10,000	10,000	10,000
Jul-14	9,757	9,803	9,872
Aug-14	10,073	10,214	10,046
Sep-14	9,655	10,001	9,734
Oct-14	9,793	10,276	9,803
Nov-14	9,834	10,525	9,890
Dec-14	9,731	10,525	9,778
Jan-15	9,590	10,232	9,722
Feb-15	10,049	10,825	10,021
Mar-15	9,956	10,715	9,947
Apr-15	10,012	10,763	10,113
May-15	10,031	10,912	10,073
Jun-15	9,806	10,729	9,918
Jul-15	9,806	10,909	9,951
Aug-15	9,131	10,250	9,561
Sep-15	8,793	9,952	9,369
Oct-15	9,309	10,738	9,775
Nov-15	9,309	10,797	9,688
Dec-15	9,029	10,576	9,584
Jan-16	8,439	9,979	9,263
Feb-16	8,323	9,976	9,324
Mar-16	8,951	10,678	9,819
Apr-16	8,951	10,744	9,968
May-16	8,942	10,936	9,939
Jun-16	8,922	10,959	10,020
Jul-16	9,272	11,394	10,321
Aug-16	9,301	11,423	10,337
Sep-16	9,398	11,441	10,398
Oct-16	9,145	11,193	10,193
Nov-16	9,213	11,694	10,123
Dec-16	9,359	11,922	10,255
Jan-17	9,604	12,147	10,462
Feb-17	9,819	12,599	10,668
Mar-17	9,927	12,607	10,759
Apr-17	10,064	12,741	10,912
May-17	10,210	12,871	11,106
Jun-17	10,269	12,987	11,139
Jul-17	10,602	13,232	11,369
Aug-17	10,700	13,258	11,434
Sep-17	10,925	13,581	11,555
Oct-17	11,210	13,877	11,690
Nov-17	11,366	14,299	11,872
Dec-17	11,497	14,442	12,005
Jan-18	12,095	15,203	12,424
Feb-18	11,657	14,642	12,072
Mar-18	11,487	14,349	11,984
Apr-18	11,557	14,403	11,991
May-18	11,567	14,810	12,009
Jun-18	11,428	14,907	11,965
Jul-18	11,718	15,401	12,171
Aug-18	11,818	15,942	12,274
Sep-18	11,828	15,968	12,259
Oct-18	10,928	14,793	11,646
Nov-18	11,008	15,089	11,781
Dec-18	10,723	13,685	11,343
Jan-19	10,881	14,859	11,936
Feb-19	11,017	15,382	12,108
Mar-19	11,095	15,606	12,258
Apr-19	11,326	16,230	12,491
May-19	10,728	15,179	12,132
Jun-19	11,352	16,246	12,678
Jul-19	11,310	16,487	12,699
Aug-19	11,100	16,151	12,622
Sep-19	11,321	16,434	12,738
Oct-19	11,573	16,788	12,980
Nov-19	11,794	17,426	13,144
Dec-19	12,154	17,929	13,445
Jan-20	11,887	17,910	13,427
Feb-20	11,084	16,444	12,806
Mar-20	9,799	14,182	11,616
Apr-20	10,163	16,061	12,412
May-20	10,420	16,919	12,797
Jun-20	10,537	17,306	13,078
Jul-20	10,891	18,289	13,629
Aug-20	11,480	19,614	14,116
Sep-20	11,191	18,900	13,831
Oct-20	10,900	18,492	13,628
Nov-20	12,030	20,741	14,763
Dec-20	12,571	21,675	15,266
Jan-21	12,548	21,578	15,169
Feb-21	12,791	22,253	15,303
Mar-21	13,110	23,050	15,482
Apr-21	13,539	24,238	15,991
May-21	13,803	24,349	16,188
Jun-21	13,891	24,950	16,286
Jul-21	13,924	25,371	16,410
Aug-21	14,167	26,095	16,645
Sep-21	13,682	24,924	16,134
Oct-21	14,156	26,610	16,585
Nov-21	13,814	26,205	16,303
Dec-21	14,192	27,236	16,687
Jan-22	13,703	25,634	16,008
Feb-22	13,471	24,988	15,700
Mar-22	13,410	25,799	15,716
Apr-22	12,701	23,484	14,653
May-22	12,738	23,452	14,672
Jun-22	12,224	21,490	13,730
Jul-22	12,542	23,506	14,445
Aug-22	12,139	22,629	13,937
Sep-22	11,344	20,531	12,839
Oct-22	11,870	22,214	13,268
Nov-22	12,739	23,374	14,148
Dec-22	12,415	22,005	13,833
Jan-23	13,142	23,521	14,603
Feb-23	12,735	22,971	14,194
Mar-23	13,068	23,585	14,577
Apr-23	13,290	23,837	14,726
May-23	12,994	23,929	14,530
Jun-23	13,561	25,563	15,062
Jul-23	13,946	26,480	15,429
Aug-23	13,548	25,968	15,096
Sep-23	13,039	24,731	14,553
Oct-23	12,665	24,076	14,187
Nov-23	13,651	26,321	15,251
Dec-23	14,379	27,717	15,971
Jan-24	14,341	28,024	15,949
Feb-24	14,883	29,541	16,288
Mar-24	15,386	30,494	16,653
Apr-24	14,805	29,152	16,152
May-24	15,462	30,530	16,652
Jun-24	15,538	31,475	16,876

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	14.58%	6.48%	4.51%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Global Allocation Index	12.04%	5.89%	5.37%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 36,167,888	$ 36,167,888
Holdings Count | Holding	146	146
Advisory Fees Paid, Amount	$ 128,889
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$36,167,888
# of Portfolio Holdings	146
Portfolio Turnover Rate	100%
Advisory Fees and Waivers	128,889

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Materials	0.4%Footnote Reference
Energy	2.3%Footnote Reference
Consumer Staples	2.5%Footnote Reference
Industrials	8.7%Footnote Reference
Communication Services	9.1%Footnote Reference
Consumer Discretionary	13.1%Footnote Reference
Health Care	13.7%Footnote Reference
Financials	14.9%Footnote Reference
Information Technology	35.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core MSCI EAFE ETF	8.5%
Berkshire Hathaway Inc	3.0%
Microsoft Corp	2.9%
Fidelity Total Bond Fund - Class Z	2.5%
Baird Core Plus Bond Fund - Class I	2.2%
NVIDIA Corp	2.1%
iShares Core MSCI Emerging Markets ETF	1.8%
Alphabet Inc	1.7%
Amazon.com Inc	1.6%
Frost Total Return Bond Fund - Class I	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174351
Shareholder Report [Line Items]
Fund Name	Spectrum Fund
Class Name	Institutional Class
Trading Symbol	SRUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Spectrum Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$47.08	0.89%

Expenses Paid, Amount	$ 47.08
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jan-15	10,000	10,000	10,000
Jan-15	9,770	9,722	9,925
Feb-15	10,350	10,285	10,216
Mar-15	10,310	10,180	10,137
Apr-15	10,170	10,226	10,271
May-15	10,290	10,368	10,263
Jun-15	10,100	10,194	10,115
Jul-15	10,280	10,365	10,140
Aug-15	9,770	9,739	9,777
Sep-15	9,650	9,455	9,596
Oct-15	10,050	10,202	10,000
Nov-15	10,090	10,258	9,959
Dec-15	9,879	10,048	9,821
Jan-16	9,463	9,481	9,509
Feb-16	9,504	9,478	9,555
Mar-16	9,920	10,145	10,032
Apr-16	9,808	10,208	10,158
May-16	9,940	10,391	10,187
Jun-16	9,869	10,412	10,273
Jul-16	10,214	10,825	10,560
Aug-16	10,224	10,853	10,582
Sep-16	10,235	10,870	10,622
Oct-16	10,123	10,635	10,467
Nov-16	10,417	11,111	10,524
Dec-16	10,581	11,327	10,663
Jan-17	10,704	11,541	10,835
Feb-17	11,126	11,970	11,054
Mar-17	11,136	11,978	11,109
Apr-17	11,208	12,105	11,225
May-17	11,290	12,229	11,355
Jun-17	11,342	12,339	11,398
Jul-17	11,578	12,572	11,592
Aug-17	11,630	12,596	11,650
Sep-17	11,907	12,903	11,785
Oct-17	12,206	13,185	11,932
Nov-17	12,514	13,585	12,094
Dec-17	12,670	13,721	12,225
Jan-18	13,329	14,444	12,558
Feb-18	12,835	13,912	12,197
Mar-18	12,583	13,633	12,119
Apr-18	12,681	13,684	12,132
May-18	12,868	14,071	12,206
Jun-18	12,813	14,163	12,187
Jul-18	13,186	14,633	12,399
Aug-18	13,615	15,147	12,508
Sep-18	13,615	15,172	12,494
Oct-18	12,506	14,055	11,906
Nov-18	12,605	14,336	12,072
Dec-18	12,226	13,002	11,644
Jan-19	12,405	14,118	12,283
Feb-19	12,572	14,614	12,496
Mar-19	12,617	14,828	12,654
Apr-19	12,962	15,420	12,898
May-19	12,170	14,422	12,513
Jun-19	12,896	15,435	13,050
Jul-19	13,007	15,664	13,092
Aug-19	12,762	15,345	12,980
Sep-19	12,996	15,614	13,170
Oct-19	13,108	15,950	13,389
Nov-19	13,520	16,557	13,574
Dec-19	13,870	17,035	13,859
Jan-20	13,565	17,016	13,823
Feb-20	12,473	15,623	13,210
Mar-20	10,940	13,475	12,005
Apr-20	11,357	15,259	12,860
May-20	11,526	16,075	13,272
Jun-20	11,650	16,443	13,534
Jul-20	12,123	17,376	14,014
Aug-20	12,923	18,635	14,435
Sep-20	12,519	17,957	14,184
Oct-20	12,121	17,569	13,993
Nov-20	13,293	19,707	15,172
Dec-20	13,904	20,593	15,636
Jan-21	13,916	20,501	15,541
Feb-21	14,234	21,142	15,729
Mar-21	14,769	21,900	15,975
Apr-21	15,440	23,029	16,435
May-21	15,611	23,134	16,662
Jun-21	15,884	23,705	16,771
Jul-21	16,043	24,105	16,891
Aug-21	16,464	24,793	17,112
Sep-21	15,866	23,681	16,658
Oct-21	16,652	25,282	17,069
Nov-21	16,402	24,897	16,759
Dec-21	16,821	25,877	17,230
Jan-22	16,161	24,355	16,579
Feb-22	15,993	23,741	16,325
Mar-22	16,101	24,512	16,336
Apr-22	15,248	22,312	15,381
May-22	15,272	22,282	15,425
Jun-22	14,708	20,418	14,484
Jul-22	15,152	22,333	15,225
Aug-22	14,804	21,500	14,761
Sep-22	14,278	19,506	13,626
Oct-22	14,784	21,106	14,082
Nov-22	15,316	22,208	15,004
Dec-22	14,940	20,907	14,684
Jan-23	15,557	22,347	15,489
Feb-23	15,187	21,825	15,052
Mar-23	15,359	22,408	15,319
Apr-23	15,557	22,647	15,459
May-23	15,433	22,735	15,187
Jun-23	16,224	24,288	15,699
Jul-23	16,671	25,158	16,074
Aug-23	16,386	24,673	15,717
Sep-23	15,752	23,497	15,183
Oct-23	15,303	22,875	14,750
Nov-23	16,239	25,008	15,837
Dec-23	17,041	26,334	16,626
Jan-24	17,162	26,626	16,604
Feb-24	18,048	28,067	16,874
Mar-24	18,707	28,973	17,276
Apr-24	17,901	27,698	16,734
May-24	18,962	29,006	17,175
Jun-24	19,218	29,904	17,322

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Institutional Class (Inception Date: 1/1/15)	18.45%	8.31%	7.12%
Russell 3000 Index	23.13%	14.14%	12.23%
Morningstar Moderate Target Risk Index	10.34%	5.83%	5.96%

Performance Inception Date		Jan. 01, 2015
No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 211,678,626	$ 211,678,626
Holdings Count | Holding	496	496
Advisory Fees Paid, Amount	$ 747,751
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$211,678,626
# of Portfolio Holdings	496
Portfolio Turnover Rate	139%
Advisory Fees and Waivers	747,751

Holdings [Text Block]

Sector Weighting

Value	Value
Real Estate	- 2.5%Footnote Reference
Materials	- 1.2%Footnote Reference
Consumer Staples	1.6%Footnote Reference
Utilities	1.6%Footnote Reference
Communication Services	8.3%Footnote Reference
Industrials	8.5%Footnote Reference
Energy	8.9%Footnote Reference
Health Care	10.2%Footnote Reference
Consumer Discretionary	14.0%Footnote Reference
Financials	15.5%Footnote Reference
Information Technology	35.1%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp	5.1%
iShares Short Treasury Bond ETF	4.4%
Berkshire Hathaway Inc	4.3%
NVIDIA Corp	3.9%
Apple Inc	3.4%
Mastercard Inc	2.7%
Alphabet Inc	2.6%
Amazon.com Inc	2.4%
Texas Instruments Inc	2.3%
Exxon Mobil Corp	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000157689
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Retail Class
Trading Symbol	FLDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Moderate Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$69.28	1.35%

Expenses Paid, Amount	$ 69.28
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,090	10,070	10,037
Aug-15	9,490	10,055	9,801
Sep-15	9,240	10,123	9,700
Oct-15	9,847	10,125	9,973
Nov-15	9,787	10,098	9,925
Dec-15	9,585	10,065	9,836
Jan-16	9,111	10,204	9,669
Feb-16	9,060	10,276	9,729
Mar-16	9,677	10,371	10,076
Apr-16	9,728	10,410	10,178
May-16	9,905	10,413	10,195
Jun-16	9,930	10,600	10,313
Jul-16	10,420	10,667	10,520
Aug-16	10,333	10,655	10,530
Sep-16	10,364	10,649	10,566
Oct-16	10,110	10,567	10,436
Nov-16	10,607	10,317	10,396
Dec-16	10,740	10,332	10,491
Jan-17	10,787	10,352	10,615
Feb-17	11,162	10,422	10,778
Mar-17	11,043	10,416	10,816
Apr-17	11,105	10,497	10,918
May-17	11,069	10,577	11,032
Jun-17	11,249	10,567	11,051
Jul-17	11,426	10,612	11,192
Aug-17	11,354	10,707	11,259
Sep-17	11,725	10,656	11,336
Oct-17	12,034	10,663	11,434
Nov-17	12,354	10,649	11,533
Dec-17	12,458	10,698	11,630
Jan-18	12,757	10,575	11,812
Feb-18	12,468	10,474	11,557
Mar-18	12,351	10,542	11,523
Apr-18	12,361	10,463	11,506
May-18	12,490	10,538	11,576
Jun-18	12,458	10,525	11,569
Jul-18	12,651	10,527	11,710
Aug-18	12,855	10,595	11,801
Sep-18	12,828	10,527	11,779
Oct-18	12,247	10,444	11,385
Nov-18	12,268	10,506	11,512
Dec-18	12,134	10,699	11,297
Jan-19	12,347	10,813	11,751
Feb-19	12,458	10,806	11,891
Mar-19	12,570	11,014	12,056
Apr-19	12,750	11,017	12,217
May-19	12,391	11,212	12,022
Jun-19	12,873	11,353	12,410
Jul-19	12,964	11,378	12,451
Aug-19	12,896	11,673	12,451
Sep-19	12,986	11,611	12,561
Oct-19	13,099	11,646	12,713
Nov-19	13,257	11,640	12,831
Dec-19	13,484	11,632	13,020
Jan-20	13,461	11,855	13,081
Feb-20	12,972	12,069	12,760
Mar-20	12,084	11,998	11,958
Apr-20	12,415	12,211	12,606
May-20	12,677	12,268	12,916
Jun-20	12,791	12,345	13,122
Jul-20	13,180	12,530	13,507
Aug-20	13,569	12,428	13,767
Sep-20	13,326	12,422	13,595
Oct-20	13,097	12,366	13,451
Nov-20	13,853	12,488	14,255
Dec-20	14,233	12,505	14,564
Jan-21	14,176	12,415	14,469
Feb-21	14,268	12,236	14,492
Mar-21	14,509	12,083	14,610
Apr-21	14,889	12,178	14,938
May-21	14,981	12,218	15,096
Jun-21	15,154	12,304	15,206
Jul-21	15,211	12,442	15,336
Aug-21	15,395	12,418	15,465
Sep-21	15,061	12,310	15,142
Oct-21	15,385	12,307	15,385
Nov-21	15,246	12,344	15,210
Dec-21	15,477	12,312	15,491
Jan-22	15,060	12,047	14,996
Feb-22	14,926	11,912	14,777
Mar-22	14,840	11,581	14,662
Apr-22	14,326	11,142	13,921
May-22	14,338	11,214	13,970
Jun-22	13,775	11,038	13,328
Jul-22	14,032	11,307	13,895
Aug-22	13,787	10,988	13,494
Sep-22	13,443	10,513	12,619
Oct-22	13,629	10,377	12,866
Nov-22	14,019	10,759	13,564
Dec-22	13,814	10,710	13,345
Jan-23	14,191	11,040	13,950
Feb-23	13,927	10,754	13,588
Mar-23	14,091	11,027	13,865
Apr-23	14,192	11,094	13,978
May-23	14,078	10,973	13,783
Jun-23	14,445	10,934	14,084
Jul-23	14,674	10,927	14,310
Aug-23	14,508	10,857	14,078
Sep-23	14,178	10,581	13,657
Oct-23	13,934	10,414	13,345
Nov-23	14,651	10,886	14,173
Dec-23	15,321	11,302	14,799
Jan-24	15,373	11,271	14,790
Feb-24	15,722	11,112	14,899
Mar-24	16,096	11,215	15,171
Apr-24	15,552	10,931	14,738
May-24	16,096	11,117	15,084
Jun-24	16,303	11,222	15,225

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Retail Class (Inception Date: 6/30/15)	12.86%	4.84%	5.58%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.29%
Morningstar Moderately Conservative Target Risk Index	8.10%	4.17%	4.78%

Performance Inception Date		Jun. 30, 2015
AssetsNet	$ 174,590,060	$ 174,590,060
Holdings Count | Holding	150	150
Advisory Fees Paid, Amount	$ 503,423
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$174,590,060
# of Portfolio Holdings	150
Portfolio Turnover Rate	87%
Advisory Fees and Waivers	503,423

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Materials	0.5%Footnote Reference
Consumer Staples	2.6%Footnote Reference
Energy	2.7%Footnote Reference
Industrials	8.4%Footnote Reference
Communication Services	8.9%Footnote Reference
Consumer Discretionary	13.0%Footnote Reference
Financials	14.6%Footnote Reference
Health Care	14.8%Footnote Reference
Information Technology	34.2%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	12.3%
Baird Core Plus Bond Fund - Class I	11.8%
Frost Total Return Bond Fund - Class I	6.6%
Dodge & Cox Income Fund - Class I	3.9%
Berkshire Hathaway Inc	3.8%
Microsoft Corp	3.6%
Fidelity Advisor High Income Advantage Fund - Class Z	3.6%
iShares 20+ Year Treasury Bond ETF	3.6%
BrandywineGLOBAL High Yield Fund - Class I	3.6%
NVIDIA Corp	2.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010071
Shareholder Report [Line Items]
Fund Name	Sector Rotation Fund
Class Name	Retail Class
Trading Symbol	FLCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sector Rotation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$85.03	1.65%

Expenses Paid, Amount	$ 85.03
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Jun-14	10,000	10,000	10,000	10,000
Jul-14	9,750	9,803	9,573	9,395
Aug-14	10,182	10,214	10,059	9,861
Sep-14	9,675	10,001	9,602	9,264
Oct-14	9,945	10,276	9,944	9,875
Nov-14	10,054	10,525	10,128	9,884
Dec-14	10,095	10,525	10,211	10,165
Jan-15	9,673	10,232	10,097	9,838
Feb-15	10,210	10,825	10,614	10,422
Mar-15	10,109	10,715	10,754	10,604
Apr-15	10,267	10,763	10,594	10,333
May-15	10,244	10,912	10,782	10,569
Jun-15	10,069	10,729	10,640	10,649
Jul-15	9,911	10,909	10,654	10,525
Aug-15	9,474	10,250	10,060	9,863
Sep-15	9,083	9,952	9,736	9,379
Oct-15	9,722	10,738	10,284	9,908
Nov-15	9,938	10,797	10,423	10,230
Dec-15	9,320	10,576	9,989	9,717
Jan-16	8,667	9,979	9,421	8,862
Feb-16	8,835	9,976	9,554	8,862
Mar-16	9,856	10,678	10,367	9,569
Apr-16	10,150	10,744	10,494	9,719
May-16	10,144	10,936	10,737	9,938
Jun-16	10,124	10,959	10,781	9,932
Jul-16	10,658	11,394	11,244	10,525
Aug-16	10,772	11,423	11,300	10,711
Sep-16	10,832	11,441	11,228	10,830
Oct-16	10,311	11,193	10,928	10,315
Nov-16	11,269	11,694	11,802	11,466
Dec-16	11,384	11,922	12,061	11,787
Jan-17	11,503	12,147	12,263	11,833
Feb-17	11,534	12,599	12,585	12,062
Mar-17	11,582	12,607	12,536	12,078
Apr-17	11,585	12,741	12,641	12,210
May-17	11,414	12,871	12,579	11,962
Jun-17	11,739	12,987	12,783	12,375
Jul-17	11,896	13,232	12,896	12,467
Aug-17	11,640	13,258	12,698	12,308
Sep-17	12,209	13,581	13,195	13,077
Oct-17	12,257	13,877	13,493	13,188
Nov-17	12,865	14,299	13,989	13,568
Dec-17	12,911	14,442	14,020	13,513
Jan-18	13,234	15,203	14,423	13,867
Feb-18	12,542	14,642	13,784	13,330
Mar-18	12,448	14,349	13,912	13,502
Apr-18	12,609	14,403	13,876	13,619
May-18	13,006	14,810	14,448	14,445
Jun-18	13,301	14,907	14,509	14,549
Jul-18	13,557	15,401	14,765	14,803
Aug-18	13,891	15,942	15,237	15,441
Sep-18	13,800	15,968	15,070	15,069
Oct-18	12,648	14,793	13,631	13,433
Nov-18	12,788	15,089	14,057	13,646
Dec-18	11,317	13,685	12,466	12,025
Jan-19	12,655	14,859	13,770	13,378
Feb-19	13,017	15,382	14,354	14,073
Mar-19	12,894	15,606	14,272	13,779
Apr-19	13,122	16,230	14,846	14,247
May-19	11,541	15,179	13,663	13,139
Jun-19	12,574	16,246	14,707	14,067
Jul-19	12,338	16,487	14,882	14,148
Aug-19	11,347	16,151	14,257	13,450
Sep-19	12,279	16,434	14,694	13,730
Oct-19	12,621	16,788	14,860	14,091
Nov-19	13,128	17,426	15,302	14,671
Dec-19	13,408	17,929	15,732	15,094
Jan-20	12,616	17,910	15,321	14,610
Feb-20	11,272	16,444	13,867	13,380
Mar-20	8,011	14,182	11,059	10,473
Apr-20	9,369	16,061	12,628	11,912
May-20	9,726	16,919	13,552	12,687
Jun-20	9,892	17,306	13,722	13,135
Jul-20	10,414	18,289	14,355	13,499
Aug-20	10,783	19,614	14,859	14,260
Sep-20	10,432	18,900	14,377	13,783
Oct-20	10,603	18,492	14,689	14,072
Nov-20	12,137	20,741	16,786	16,666
Dec-20	12,689	21,675	17,881	18,107
Jan-21	12,842	21,578	18,150	19,019
Feb-21	14,138	22,253	19,384	20,204
Mar-21	15,085	23,050	20,289	20,407
Apr-21	15,847	24,238	21,203	20,835
May-21	16,307	24,349	21,245	20,878
Jun-21	15,887	24,950	21,027	21,283
Jul-21	15,531	25,371	21,100	20,514
Aug-21	15,765	26,095	21,511	20,973
Sep-21	15,281	24,924	20,657	20,355
Oct-21	15,958	26,610	21,872	21,221
Nov-21	15,363	26,205	21,230	20,336
Dec-21	16,159	27,236	22,308	20,791
Jan-22	15,681	25,634	20,700	18,789
Feb-22	15,660	24,988	20,930	18,990
Mar-22	16,043	25,799	21,220	19,226
Apr-22	14,912	23,484	19,712	17,321
May-22	15,033	23,452	19,860	17,347
Jun-22	13,471	21,490	17,949	15,920
Jul-22	14,592	23,506	19,897	17,582
Aug-22	14,052	22,629	19,279	17,222
Sep-22	12,717	20,531	17,507	15,572
Oct-22	13,963	22,214	19,348	17,286
Nov-22	14,735	23,374	20,532	17,690
Dec-22	13,938	22,005	19,395	16,542
Jan-23	15,465	23,521	21,184	18,154
Feb-23	14,849	22,971	20,800	17,847
Mar-23	14,152	23,585	20,133	16,995
Apr-23	14,075	23,837	19,975	16,689
May-23	13,702	23,929	19,338	16,535
Jun-23	15,009	25,563	21,110	17,879
Jul-23	15,546	26,480	21,980	18,973
Aug-23	15,000	25,968	21,345	18,024
Sep-23	14,102	24,731	20,223	16,962
Oct-23	13,360	24,076	19,143	15,806
Nov-23	14,745	26,321	20,772	17,236
Dec-23	15,910	27,717	22,583	19,342
Jan-24	15,646	28,024	22,196	18,590
Feb-24	16,209	29,541	23,514	19,641
Mar-24	16,820	30,494	24,830	20,344
Apr-24	16,108	29,152	23,336	18,912
May-24	16,794	30,530	24,360	19,861
Jun-24	17,067	31,475	23,975	19,677

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	13.72%	6.30%	5.49%
Russell 3000 Index	23.13%	14.14%	12.15%
S&P MidCap 400	13.57%	10.27%	9.14%
Russell 2000 Index	10.06%	6.94%	7.00%

AssetsNet	$ 36,570,948	$ 36,570,948
Holdings Count | Holding	583	583
Advisory Fees Paid, Amount	$ 132,883
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$36,570,948
# of Portfolio Holdings	583
Portfolio Turnover Rate	164%
Advisory Fees and Waivers	132,883

Holdings [Text Block]

Sector Weighting

Value	Value
Consumer Staples	2.3%Footnote Reference
Real Estate	3.3%Footnote Reference
Materials	3.4%Footnote Reference
Health Care	7.7%Footnote Reference
Financials	8.5%Footnote Reference
Communication Services	11.5%Footnote Reference
Industrials	12.4%Footnote Reference
Consumer Discretionary	20.8%Footnote Reference
Information Technology	30.1%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Amazon.com Inc	3.9%
Microsoft Corp	3.6%
Apple Inc	3.3%
NVIDIA Corp	3.2%
Alphabet Inc	2.9%
Meta Platforms Inc	1.6%
Fidelity Total Bond Fund - Class Z	1.4%
Baird Core Plus Bond Fund - Class I	1.4%
Tesla Inc	1.2%
Home Depot Inc/The	0.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174353
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Adviser Class
Trading Symbol	DVOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Moderate Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$48.27	0.94%

Expenses Paid, Amount	$ 48.27
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,090	10,070	10,037
Aug-15	9,490	10,055	9,801
Sep-15	9,240	10,123	9,700
Oct-15	9,847	10,125	9,973
Nov-15	9,787	10,098	9,925
Dec-15	9,585	10,065	9,836
Jan-16	9,111	10,204	9,669
Feb-16	9,060	10,276	9,729
Mar-16	9,677	10,371	10,076
Apr-16	9,728	10,410	10,178
May-16	9,905	10,413	10,195
Jun-16	9,930	10,600	10,313
Jul-16	10,420	10,667	10,520
Aug-16	10,333	10,655	10,530
Sep-16	10,364	10,649	10,566
Oct-16	10,110	10,567	10,436
Nov-16	10,607	10,317	10,396
Dec-16	10,748	10,332	10,491
Jan-17	10,795	10,352	10,615
Feb-17	11,180	10,422	10,778
Mar-17	11,057	10,416	10,816
Apr-17	11,129	10,497	10,918
May-17	11,088	10,577	11,032
Jun-17	11,275	10,567	11,051
Jul-17	11,463	10,612	11,192
Aug-17	11,381	10,707	11,259
Sep-17	11,763	10,656	11,336
Oct-17	12,083	10,663	11,434
Nov-17	12,393	10,649	11,533
Dec-17	12,511	10,698	11,630
Jan-18	12,811	10,575	11,812
Feb-18	12,522	10,474	11,557
Mar-18	12,414	10,542	11,523
Apr-18	12,425	10,463	11,506
May-18	12,554	10,538	11,576
Jun-18	12,522	10,525	11,569
Jul-18	12,727	10,527	11,710
Aug-18	12,932	10,595	11,801
Sep-18	12,905	10,527	11,779
Oct-18	12,321	10,444	11,385
Nov-18	12,342	10,506	11,512
Dec-18	12,203	10,699	11,297
Jan-19	12,428	10,813	11,751
Feb-19	12,540	10,806	11,891
Mar-19	12,658	11,014	12,056
Apr-19	12,839	11,017	12,217
May-19	12,478	11,212	12,022
Jun-19	12,968	11,353	12,410
Jul-19	13,059	11,378	12,451
Aug-19	13,002	11,673	12,451
Sep-19	13,093	11,611	12,561
Oct-19	13,207	11,646	12,713
Nov-19	13,377	11,640	12,831
Dec-19	13,600	11,632	13,020
Jan-20	13,588	11,855	13,081
Feb-20	13,106	12,069	12,760
Mar-20	12,201	11,998	11,958
Apr-20	12,546	12,211	12,606
May-20	12,810	12,268	12,916
Jun-20	12,925	12,345	13,122
Jul-20	13,329	12,530	13,507
Aug-20	13,733	12,428	13,767
Sep-20	13,491	12,422	13,595
Oct-20	13,259	12,366	13,451
Nov-20	14,035	12,488	14,255
Dec-20	14,421	12,505	14,564
Jan-21	14,363	12,415	14,469
Feb-21	14,456	12,236	14,492
Mar-21	14,700	12,083	14,610
Apr-21	15,096	12,178	14,938
May-21	15,189	12,218	15,096
Jun-21	15,376	12,304	15,206
Jul-21	15,445	12,442	15,336
Aug-21	15,632	12,418	15,465
Sep-21	15,306	12,310	15,142
Oct-21	15,634	12,307	15,385
Nov-21	15,505	12,344	15,210
Dec-21	15,741	12,312	15,491
Jan-22	15,330	12,047	14,996
Feb-22	15,194	11,912	14,777
Mar-22	15,119	11,581	14,662
Apr-22	14,597	11,142	13,921
May-22	14,609	11,214	13,970
Jun-22	14,037	11,038	13,328
Jul-22	14,299	11,307	13,895
Aug-22	14,062	10,988	13,494
Sep-22	13,714	10,513	12,619
Oct-22	13,915	10,377	12,866
Nov-22	14,312	10,759	13,564
Dec-22	14,105	10,710	13,345
Jan-23	14,502	11,040	13,950
Feb-23	14,233	10,754	13,588
Mar-23	14,412	11,027	13,865
Apr-23	14,515	11,094	13,978
May-23	14,400	10,973	13,783
Jun-23	14,786	10,934	14,084
Jul-23	15,032	10,927	14,310
Aug-23	14,863	10,857	14,078
Sep-23	14,526	10,581	13,657
Oct-23	14,292	10,414	13,345
Nov-23	15,022	10,886	14,173
Dec-23	15,718	11,302	14,799
Jan-24	15,770	11,271	14,790
Feb-24	16,126	11,112	14,899
Mar-24	16,521	11,215	15,171
Apr-24	15,965	10,931	14,738
May-24	16,535	11,117	15,084
Jun-24	16,746	11,222	15,225

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Adviser Class (Inception Date: 6/30/15)	13.26%	5.25%	5.90%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.29%
Morningstar Moderately Conservative Target Risk Index	8.10%	4.17%	4.78%

Performance Inception Date		Jun. 30, 2015
No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 174,590,060	$ 174,590,060
Holdings Count | Holding	150	150
Advisory Fees Paid, Amount	$ 503,423
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$174,590,060
# of Portfolio Holdings	150
Portfolio Turnover Rate	87%
Advisory Fees and Waivers	503,423

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Materials	0.5%Footnote Reference
Consumer Staples	2.6%Footnote Reference
Energy	2.7%Footnote Reference
Industrials	8.4%Footnote Reference
Communication Services	8.9%Footnote Reference
Consumer Discretionary	13.0%Footnote Reference
Financials	14.6%Footnote Reference
Health Care	14.8%Footnote Reference
Information Technology	34.2%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	12.3%
Baird Core Plus Bond Fund - Class I	11.8%
Frost Total Return Bond Fund - Class I	6.6%
Dodge & Cox Income Fund - Class I	3.9%
Berkshire Hathaway Inc	3.8%
Microsoft Corp	3.6%
Fidelity Advisor High Income Advantage Fund - Class Z	3.6%
iShares 20+ Year Treasury Bond ETF	3.6%
BrandywineGLOBAL High Yield Fund - Class I	3.6%
NVIDIA Corp	2.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174337
Shareholder Report [Line Items]
Fund Name	Muirfield Fund
Class Name	Adviser Class
Trading Symbol	FLMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muirfield Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$44.58	0.84%

Expenses Paid, Amount	$ 44.58
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	9,960	9,803	9,861
Aug-14	10,337	10,214	10,063
Sep-14	10,070	10,001	9,801
Oct-14	10,236	10,276	9,909
Nov-14	10,512	10,525	10,002
Dec-14	10,516	10,525	9,915
Jan-15	10,217	10,232	9,841
Feb-15	10,756	10,825	10,129
Mar-15	10,621	10,715	10,051
Apr-15	10,606	10,763	10,184
May-15	10,726	10,912	10,176
Jun-15	10,516	10,729	10,030
Jul-15	10,621	10,909	10,054
Aug-15	10,022	10,250	9,694
Sep-15	9,767	9,952	9,515
Oct-15	10,127	10,738	9,916
Nov-15	10,127	10,797	9,874
Dec-15	9,938	10,576	9,738
Jan-16	9,446	9,979	9,429
Feb-16	9,400	9,976	9,474
Mar-16	9,830	10,678	9,947
Apr-16	9,815	10,744	10,072
May-16	9,938	10,936	10,101
Jun-16	9,922	10,959	10,186
Jul-16	10,276	11,394	10,470
Aug-16	10,291	11,423	10,492
Sep-16	10,307	11,441	10,532
Oct-16	10,050	11,193	10,378
Nov-16	10,405	11,694	10,435
Dec-16	10,520	11,922	10,572
Jan-17	10,675	12,147	10,743
Feb-17	11,077	12,599	10,960
Mar-17	11,077	12,607	11,015
Apr-17	11,201	12,741	11,130
May-17	11,340	12,871	11,258
Jun-17	11,433	12,987	11,301
Jul-17	11,681	13,232	11,494
Aug-17	11,743	13,258	11,551
Sep-17	11,976	13,581	11,685
Oct-17	12,270	13,877	11,831
Nov-17	12,549	14,299	11,991
Dec-17	12,676	14,442	12,122
Jan-18	13,346	15,203	12,451
Feb-18	12,810	14,642	12,094
Mar-18	12,559	14,349	12,016
Apr-18	12,643	14,403	12,029
May-18	12,844	14,810	12,102
Jun-18	12,793	14,907	12,084
Jul-18	13,162	15,401	12,294
Aug-18	13,581	15,942	12,402
Sep-18	13,539	15,968	12,389
Oct-18	12,515	14,793	11,805
Nov-18	12,616	15,089	11,970
Dec-18	12,246	13,685	11,545
Jan-19	12,416	14,859	12,179
Feb-19	12,586	15,382	12,390
Mar-19	12,671	15,606	12,547
Apr-19	12,977	16,230	12,789
May-19	12,178	15,179	12,407
Jun-19	12,918	16,246	12,940
Jul-19	13,054	16,487	12,981
Aug-19	12,764	16,151	12,870
Sep-19	12,986	16,434	13,059
Oct-19	13,191	16,788	13,275
Nov-19	13,550	17,426	13,459
Dec-19	13,937	17,929	13,742
Jan-20	13,727	17,910	13,706
Feb-20	12,695	16,444	13,098
Mar-20	11,401	14,182	11,903
Apr-20	11,926	16,061	12,751
May-20	12,188	16,919	13,159
Jun-20	12,276	17,306	13,419
Jul-20	12,750	18,289	13,896
Aug-20	13,558	19,614	14,312
Sep-20	13,137	18,900	14,063
Oct-20	12,731	18,492	13,875
Nov-20	13,967	20,741	15,043
Dec-20	14,588	21,675	15,504
Jan-21	14,588	21,578	15,409
Feb-21	14,977	22,253	15,596
Mar-21	15,542	23,050	15,840
Apr-21	16,231	24,238	16,296
May-21	16,407	24,349	16,521
Jun-21	16,637	24,950	16,629
Jul-21	16,796	25,371	16,748
Aug-21	17,202	26,095	16,967
Sep-21	16,571	24,924	16,517
Oct-21	17,335	26,610	16,924
Nov-21	17,086	26,205	16,617
Dec-21	17,595	27,236	17,084
Jan-22	16,883	25,634	16,439
Feb-22	16,682	24,988	16,187
Mar-22	16,755	25,799	16,197
Apr-22	15,859	23,484	15,250
May-22	15,914	23,452	15,294
Jun-22	15,311	21,490	14,361
Jul-22	15,786	23,506	15,096
Aug-22	15,421	22,629	14,636
Sep-22	14,891	20,531	13,511
Oct-22	15,458	22,214	13,963
Nov-22	16,029	23,374	14,876
Dec-22	15,685	22,005	14,559
Jan-23	16,211	23,521	15,358
Feb-23	15,836	22,971	14,924
Mar-23	16,061	23,585	15,189
Apr-23	16,286	23,837	15,328
May-23	16,155	23,929	15,059
Jun-23	16,982	25,563	15,566
Jul-23	17,473	26,480	15,938
Aug-23	17,171	25,968	15,584
Sep-23	16,510	24,731	15,055
Oct-23	16,017	24,076	14,625
Nov-23	17,022	26,321	15,703
Dec-23	17,856	27,717	16,485
Jan-24	18,089	28,024	16,464
Feb-24	19,038	29,541	16,731
Mar-24	19,812	30,494	17,130
Apr-24	18,900	29,152	16,592
May-24	19,948	30,530	17,030
Jun-24	20,259	31,475	17,175

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	19.30%	9.42%	7.32%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Moderate Target Risk Index	10.34%	5.83%	5.56%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 868,805,924	$ 868,805,924
Holdings Count | Holding	161	161
Advisory Fees Paid, Amount	$ 2,543,674
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$868,805,924
# of Portfolio Holdings	161
Portfolio Turnover Rate	150%
Advisory Fees and Waivers	2,543,674

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.2%Footnote Reference
Materials	0.4%Footnote Reference
Energy	1.4%Footnote Reference
Consumer Staples	2.4%Footnote Reference
Industrials	6.7%Footnote Reference
Communication Services	9.2%Footnote Reference
Consumer Discretionary	14.0%Footnote Reference
Health Care	15.6%Footnote Reference
Financials	15.7%Footnote Reference
Information Technology	34.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway Inc	7.2%
Microsoft Corp	5.9%
NVIDIA Corp	4.6%
Amazon.com Inc	4.0%
Alphabet Inc	3.6%
Apple Inc	2.6%
Texas Instruments Inc	2.6%
Meta Platforms Inc	2.4%
Johnson & Johnson	1.9%
Merck & Co Inc	1.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174347
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	Institutional Class
Trading Symbol	GBPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$74.98	1.45%

Expenses Paid, Amount	$ 74.98
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Morningstar Global Allocation Index
Jun-14	10,000	10,000	10,000
Jul-14	9,757	9,803	9,872
Aug-14	10,073	10,214	10,046
Sep-14	9,655	10,001	9,734
Oct-14	9,793	10,276	9,803
Nov-14	9,834	10,525	9,890
Dec-14	9,731	10,525	9,778
Jan-15	9,590	10,232	9,722
Feb-15	10,049	10,825	10,021
Mar-15	9,956	10,715	9,947
Apr-15	10,012	10,763	10,113
May-15	10,031	10,912	10,073
Jun-15	9,806	10,729	9,918
Jul-15	9,806	10,909	9,951
Aug-15	9,131	10,250	9,561
Sep-15	8,793	9,952	9,369
Oct-15	9,309	10,738	9,775
Nov-15	9,309	10,797	9,688
Dec-15	9,029	10,576	9,584
Jan-16	8,439	9,979	9,263
Feb-16	8,323	9,976	9,324
Mar-16	8,951	10,678	9,819
Apr-16	8,951	10,744	9,968
May-16	8,942	10,936	9,939
Jun-16	8,922	10,959	10,020
Jul-16	9,272	11,394	10,321
Aug-16	9,301	11,423	10,337
Sep-16	9,398	11,441	10,398
Oct-16	9,145	11,193	10,193
Nov-16	9,213	11,694	10,123
Dec-16	9,359	11,922	10,255
Jan-17	9,603	12,147	10,462
Feb-17	9,818	12,599	10,668
Mar-17	9,926	12,607	10,759
Apr-17	10,062	12,741	10,912
May-17	10,209	12,871	11,106
Jun-17	10,268	12,987	11,139
Jul-17	10,600	13,232	11,369
Aug-17	10,698	13,258	11,434
Sep-17	10,923	13,581	11,555
Oct-17	11,217	13,877	11,690
Nov-17	11,374	14,299	11,872
Dec-17	11,518	14,442	12,005
Jan-18	12,116	15,203	12,424
Feb-18	11,677	14,642	12,072
Mar-18	11,518	14,349	11,984
Apr-18	11,578	14,403	11,991
May-18	11,598	14,810	12,009
Jun-18	11,458	14,907	11,965
Jul-18	11,749	15,401	12,171
Aug-18	11,859	15,942	12,274
Sep-18	11,869	15,968	12,259
Oct-18	10,967	14,793	11,646
Nov-18	11,048	15,089	11,781
Dec-18	10,761	13,685	11,343
Jan-19	10,929	14,859	11,936
Feb-19	11,066	15,382	12,108
Mar-19	11,150	15,606	12,258
Apr-19	11,382	16,230	12,491
May-19	10,781	15,179	12,132
Jun-19	11,413	16,246	12,678
Jul-19	11,381	16,487	12,699
Aug-19	11,160	16,151	12,622
Sep-19	11,392	16,434	12,738
Oct-19	11,646	16,788	12,980
Nov-19	11,868	17,426	13,144
Dec-19	12,231	17,929	13,445
Jan-20	11,961	17,910	13,427
Feb-20	11,143	16,444	12,806
Mar-20	9,862	14,182	11,616
Apr-20	10,228	16,061	12,412
May-20	10,486	16,919	12,797
Jun-20	10,605	17,306	13,078
Jul-20	10,960	18,289	13,629
Aug-20	11,552	19,614	14,116
Sep-20	11,263	18,900	13,831
Oct-20	10,970	18,492	13,628
Nov-20	12,110	20,741	14,763
Dec-20	12,650	21,675	15,266
Jan-21	12,639	21,578	15,169
Feb-21	12,883	22,253	15,303
Mar-21	13,206	23,050	15,482
Apr-21	13,639	24,238	15,991
May-21	13,906	24,349	16,188
Jun-21	13,995	24,950	16,286
Jul-21	14,028	25,371	16,410
Aug-21	14,273	26,095	16,645
Sep-21	13,784	24,924	16,134
Oct-21	14,262	26,610	16,585
Nov-21	13,906	26,205	16,303
Dec-21	14,300	27,236	16,687
Jan-22	13,806	25,634	16,008
Feb-22	13,559	24,988	15,700
Mar-22	13,510	25,799	15,716
Apr-22	12,794	23,484	14,653
May-22	12,831	23,452	14,672
Jun-22	12,312	21,490	13,730
Jul-22	12,633	23,506	14,445
Aug-22	12,226	22,629	13,937
Sep-22	11,423	20,531	12,839
Oct-22	11,954	22,214	13,268
Nov-22	12,832	23,374	14,148
Dec-22	12,504	22,005	13,833
Jan-23	13,238	23,521	14,603
Feb-23	12,827	22,971	14,194
Mar-23	13,151	23,585	14,577
Apr-23	13,387	23,837	14,726
May-23	13,089	23,929	14,530
Jun-23	13,649	25,563	15,062
Jul-23	14,038	26,480	15,429
Aug-23	13,649	25,968	15,096
Sep-23	13,135	24,731	14,553
Oct-23	12,745	24,076	14,187
Nov-23	13,740	26,321	15,251
Dec-23	14,489	27,717	15,971
Jan-24	14,438	28,024	15,949
Feb-24	14,997	29,541	16,288
Mar-24	15,480	30,494	16,653
Apr-24	14,906	29,152	16,152
May-24	15,569	30,530	16,652
Jun-24	15,646	31,475	16,876

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	14.63%	6.51%	4.58%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Global Allocation Index	12.04%	5.89%	5.37%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 36,167,888	$ 36,167,888
Holdings Count | Holding	146	146
Advisory Fees Paid, Amount	$ 128,889
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$36,167,888
# of Portfolio Holdings	146
Portfolio Turnover Rate	100%
Advisory Fees and Waivers	128,889

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Materials	0.4%Footnote Reference
Energy	2.3%Footnote Reference
Consumer Staples	2.5%Footnote Reference
Industrials	8.7%Footnote Reference
Communication Services	9.1%Footnote Reference
Consumer Discretionary	13.1%Footnote Reference
Health Care	13.7%Footnote Reference
Financials	14.9%Footnote Reference
Information Technology	35.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core MSCI EAFE ETF	8.5%
Berkshire Hathaway Inc	3.0%
Microsoft Corp	2.9%
Fidelity Total Bond Fund - Class Z	2.5%
Baird Core Plus Bond Fund - Class I	2.2%
NVIDIA Corp	2.1%
iShares Core MSCI Emerging Markets ETF	1.8%
Alphabet Inc	1.7%
Amazon.com Inc	1.6%
Frost Total Return Bond Fund - Class I	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174354
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Institutional Class
Trading Symbol	DVOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Moderate Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$52.87	1.03%

Expenses Paid, Amount	$ 52.87
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,090	10,070	10,037
Aug-15	9,490	10,055	9,801
Sep-15	9,240	10,123	9,700
Oct-15	9,847	10,125	9,973
Nov-15	9,787	10,098	9,925
Dec-15	9,585	10,065	9,836
Jan-16	9,111	10,204	9,669
Feb-16	9,060	10,276	9,729
Mar-16	9,677	10,371	10,076
Apr-16	9,728	10,410	10,178
May-16	9,905	10,413	10,195
Jun-16	9,930	10,600	10,313
Jul-16	10,420	10,667	10,520
Aug-16	10,333	10,655	10,530
Sep-16	10,364	10,649	10,566
Oct-16	10,110	10,567	10,436
Nov-16	10,607	10,317	10,396
Dec-16	10,748	10,332	10,491
Jan-17	10,804	10,352	10,615
Feb-17	11,179	10,422	10,778
Mar-17	11,066	10,416	10,816
Apr-17	11,128	10,497	10,918
May-17	11,092	10,577	11,032
Jun-17	11,275	10,567	11,051
Jul-17	11,463	10,612	11,192
Aug-17	11,391	10,707	11,259
Sep-17	11,772	10,656	11,336
Oct-17	12,092	10,663	11,434
Nov-17	12,412	10,649	11,533
Dec-17	12,526	10,698	11,630
Jan-18	12,827	10,575	11,812
Feb-18	12,548	10,474	11,557
Mar-18	12,430	10,542	11,523
Apr-18	12,441	10,463	11,506
May-18	12,580	10,538	11,576
Jun-18	12,548	10,525	11,569
Jul-18	12,753	10,527	11,710
Aug-18	12,958	10,595	11,801
Sep-18	12,942	10,527	11,779
Oct-18	12,357	10,444	11,385
Nov-18	12,379	10,506	11,512
Dec-18	12,251	10,699	11,297
Jan-19	12,465	10,813	11,751
Feb-19	12,578	10,806	11,891
Mar-19	12,702	11,014	12,056
Apr-19	12,883	11,017	12,217
May-19	12,532	11,212	12,022
Jun-19	13,018	11,353	12,410
Jul-19	13,109	11,378	12,451
Aug-19	13,052	11,673	12,451
Sep-19	13,143	11,611	12,561
Oct-19	13,269	11,646	12,713
Nov-19	13,440	11,640	12,831
Dec-19	13,663	11,632	13,020
Jan-20	13,651	11,855	13,081
Feb-20	13,157	12,069	12,760
Mar-20	12,249	11,998	11,958
Apr-20	12,595	12,211	12,606
May-20	12,860	12,268	12,916
Jun-20	12,987	12,345	13,122
Jul-20	13,380	12,530	13,507
Aug-20	13,785	12,428	13,767
Sep-20	13,542	12,422	13,595
Oct-20	13,321	12,366	13,451
Nov-20	14,087	12,488	14,255
Dec-20	14,485	12,505	14,564
Jan-21	14,427	12,415	14,469
Feb-21	14,520	12,236	14,492
Mar-21	14,765	12,083	14,610
Apr-21	15,162	12,178	14,938
May-21	15,255	12,218	15,096
Jun-21	15,442	12,304	15,206
Jul-21	15,512	12,442	15,336
Aug-21	15,698	12,418	15,465
Sep-21	15,360	12,310	15,142
Oct-21	15,701	12,307	15,385
Nov-21	15,572	12,344	15,210
Dec-21	15,796	12,312	15,491
Jan-22	15,385	12,047	14,996
Feb-22	15,248	11,912	14,777
Mar-22	15,173	11,581	14,662
Apr-22	14,650	11,142	13,921
May-22	14,662	11,214	13,970
Jun-22	14,089	11,038	13,328
Jul-22	14,352	11,307	13,895
Aug-22	14,114	10,988	13,494
Sep-22	13,764	10,513	12,619
Oct-22	13,966	10,377	12,866
Nov-22	14,364	10,759	13,564
Dec-22	14,155	10,710	13,345
Jan-23	14,553	11,040	13,950
Feb-23	14,271	10,754	13,588
Mar-23	14,450	11,027	13,865
Apr-23	14,566	11,094	13,978
May-23	14,437	10,973	13,783
Jun-23	14,824	10,934	14,084
Jul-23	15,071	10,927	14,310
Aug-23	14,902	10,857	14,078
Sep-23	14,564	10,581	13,657
Oct-23	14,329	10,414	13,345
Nov-23	15,061	10,886	14,173
Dec-23	15,763	11,302	14,799
Jan-24	15,815	11,271	14,790
Feb-24	16,172	11,112	14,899
Mar-24	16,567	11,215	15,171
Apr-24	15,997	10,931	14,738
May-24	16,567	11,117	15,084
Jun-24	16,779	11,222	15,225

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Institutional Class (Inception Date: 6/30/15)	13.19%	5.21%	5.92%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.29%
Morningstar Moderately Conservative Target Risk Index	8.10%	4.17%	4.78%

Performance Inception Date		Jun. 30, 2015
No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 174,590,060	$ 174,590,060
Holdings Count | Holding	150	150
Advisory Fees Paid, Amount	$ 503,423
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$174,590,060
# of Portfolio Holdings	150
Portfolio Turnover Rate	87%
Advisory Fees and Waivers	503,423

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Materials	0.5%Footnote Reference
Consumer Staples	2.6%Footnote Reference
Energy	2.7%Footnote Reference
Industrials	8.4%Footnote Reference
Communication Services	8.9%Footnote Reference
Consumer Discretionary	13.0%Footnote Reference
Financials	14.6%Footnote Reference
Health Care	14.8%Footnote Reference
Information Technology	34.2%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	12.3%
Baird Core Plus Bond Fund - Class I	11.8%
Frost Total Return Bond Fund - Class I	6.6%
Dodge & Cox Income Fund - Class I	3.9%
Berkshire Hathaway Inc	3.8%
Microsoft Corp	3.6%
Fidelity Advisor High Income Advantage Fund - Class Z	3.6%
iShares 20+ Year Treasury Bond ETF	3.6%
BrandywineGLOBAL High Yield Fund - Class I	3.6%
NVIDIA Corp	2.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174339
Shareholder Report [Line Items]
Fund Name	Sector Rotation Fund
Class Name	Adviser Class
Trading Symbol	QNTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sector Rotation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$72.71	1.41%

Expenses Paid, Amount	$ 72.71
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Jun-14	10,000	10,000	10,000	10,000
Jul-14	9,750	9,803	9,573	9,395
Aug-14	10,182	10,214	10,059	9,861
Sep-14	9,675	10,001	9,602	9,264
Oct-14	9,945	10,276	9,944	9,875
Nov-14	10,054	10,525	10,128	9,884
Dec-14	10,095	10,525	10,211	10,165
Jan-15	9,673	10,232	10,097	9,838
Feb-15	10,210	10,825	10,614	10,422
Mar-15	10,109	10,715	10,754	10,604
Apr-15	10,267	10,763	10,594	10,333
May-15	10,244	10,912	10,782	10,569
Jun-15	10,069	10,729	10,640	10,649
Jul-15	9,911	10,909	10,654	10,525
Aug-15	9,474	10,250	10,060	9,863
Sep-15	9,083	9,952	9,736	9,379
Oct-15	9,722	10,738	10,284	9,908
Nov-15	9,938	10,797	10,423	10,230
Dec-15	9,320	10,576	9,989	9,717
Jan-16	8,667	9,979	9,421	8,862
Feb-16	8,835	9,976	9,554	8,862
Mar-16	9,856	10,678	10,367	9,569
Apr-16	10,150	10,744	10,494	9,719
May-16	10,144	10,936	10,737	9,938
Jun-16	10,124	10,959	10,781	9,932
Jul-16	10,658	11,394	11,244	10,525
Aug-16	10,772	11,423	11,300	10,711
Sep-16	10,832	11,441	11,228	10,830
Oct-16	10,311	11,193	10,928	10,315
Nov-16	11,273	11,694	11,802	11,466
Dec-16	11,392	11,922	12,061	11,787
Jan-17	11,511	12,147	12,263	11,833
Feb-17	11,549	12,599	12,585	12,062
Mar-17	11,600	12,607	12,536	12,078
Apr-17	11,604	12,741	12,641	12,210
May-17	11,440	12,871	12,579	11,962
Jun-17	11,768	12,987	12,783	12,375
Jul-17	11,925	13,232	12,896	12,467
Aug-17	11,672	13,258	12,698	12,308
Sep-17	12,243	13,581	13,195	13,077
Oct-17	12,290	13,877	13,493	13,188
Nov-17	12,899	14,299	13,989	13,568
Dec-17	12,951	14,442	14,020	13,513
Jan-18	13,278	15,203	14,423	13,867
Feb-18	12,584	14,642	13,784	13,330
Mar-18	12,493	14,349	13,912	13,502
Apr-18	12,655	14,403	13,876	13,619
May-18	13,056	14,810	14,448	14,445
Jun-18	13,352	14,907	14,509	14,549
Jul-18	13,613	15,401	14,765	14,803
Aug-18	13,947	15,942	15,237	15,441
Sep-18	13,859	15,968	15,070	15,069
Oct-18	12,704	14,793	13,631	13,433
Nov-18	12,845	15,089	14,057	13,646
Dec-18	11,367	13,685	12,466	12,025
Jan-19	12,716	14,859	13,770	13,378
Feb-19	13,079	15,382	14,354	14,073
Mar-19	12,956	15,606	14,272	13,779
Apr-19	13,188	16,230	14,846	14,247
May-19	11,600	15,179	13,663	13,139
Jun-19	12,639	16,246	14,707	14,067
Jul-19	12,402	16,487	14,882	14,148
Aug-19	11,408	16,151	14,257	13,450
Sep-19	12,343	16,434	14,694	13,730
Oct-19	12,689	16,788	14,860	14,091
Nov-19	13,202	17,426	15,302	14,671
Dec-19	13,485	17,929	15,732	15,094
Jan-20	12,687	17,910	15,321	14,610
Feb-20	11,339	16,444	13,867	13,380
Mar-20	8,057	14,182	11,059	10,473
Apr-20	9,426	16,061	12,628	11,912
May-20	9,785	16,919	13,552	12,687
Jun-20	9,955	17,306	13,722	13,135
Jul-20	10,482	18,289	14,355	13,499
Aug-20	10,853	19,614	14,859	14,260
Sep-20	10,500	18,900	14,377	13,783
Oct-20	10,675	18,492	14,689	14,072
Nov-20	12,219	20,741	16,786	16,666
Dec-20	12,776	21,675	17,881	18,107
Jan-21	12,934	21,578	18,150	19,019
Feb-21	14,242	22,253	19,384	20,204
Mar-21	15,192	23,050	20,289	20,407
Apr-21	15,964	24,238	21,203	20,835
May-21	16,429	24,349	21,245	20,878
Jun-21	16,011	24,950	21,027	21,283
Jul-21	15,657	25,371	21,100	20,514
Aug-21	15,900	26,095	21,511	20,973
Sep-21	15,414	24,924	20,657	20,355
Oct-21	16,100	26,610	21,872	21,221
Nov-21	15,507	26,205	21,230	20,336
Dec-21	16,313	27,236	22,308	20,791
Jan-22	15,838	25,634	20,700	18,789
Feb-22	15,821	24,988	20,930	18,990
Mar-22	16,213	25,799	21,220	19,226
Apr-22	15,075	23,484	19,712	17,321
May-22	15,200	23,452	19,860	17,347
Jun-22	13,625	21,490	17,949	15,920
Jul-22	14,763	23,506	19,897	17,582
Aug-22	14,221	22,629	19,279	17,222
Sep-22	12,870	20,531	17,507	15,572
Oct-22	14,128	22,214	19,348	17,286
Nov-22	14,911	23,374	20,532	17,690
Dec-22	14,103	22,005	19,395	16,542
Jan-23	15,651	23,521	21,184	18,154
Feb-23	15,029	22,971	20,800	17,847
Mar-23	14,326	23,585	20,133	16,995
Apr-23	14,249	23,837	19,975	16,689
May-23	13,879	23,929	19,338	16,535
Jun-23	15,207	25,563	21,110	17,879
Jul-23	15,750	26,480	21,980	18,973
Aug-23	15,202	25,968	21,345	18,024
Sep-23	14,297	24,731	20,223	16,962
Oct-23	13,547	24,076	19,143	15,806
Nov-23	14,951	26,321	20,772	17,236
Dec-23	16,136	27,717	22,583	19,342
Jan-24	15,871	28,024	22,196	18,590
Feb-24	16,445	29,541	23,514	19,641
Mar-24	17,068	30,494	24,830	20,344
Apr-24	16,347	29,152	23,336	18,912
May-24	17,050	30,530	24,360	19,861
Jun-24	17,330	31,475	23,975	19,677

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	13.96%	6.52%	5.65%
Russell 3000 Index	23.13%	14.14%	12.15%
S&P MidCap 400	13.57%	10.27%	9.14%
Russell 2000 Index	10.06%	6.94%	7.00%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 36,570,948	$ 36,570,948
Holdings Count | Holding	583	583
Advisory Fees Paid, Amount	$ 132,883
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$36,570,948
# of Portfolio Holdings	583
Portfolio Turnover Rate	164%
Advisory Fees and Waivers	132,883

Holdings [Text Block]

Sector Weighting

Value	Value
Consumer Staples	2.3%Footnote Reference
Real Estate	3.3%Footnote Reference
Materials	3.4%Footnote Reference
Health Care	7.7%Footnote Reference
Financials	8.5%Footnote Reference
Communication Services	11.5%Footnote Reference
Industrials	12.4%Footnote Reference
Consumer Discretionary	20.8%Footnote Reference
Information Technology	30.1%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Amazon.com Inc	3.9%
Microsoft Corp	3.6%
Apple Inc	3.3%
NVIDIA Corp	3.2%
Alphabet Inc	2.9%
Meta Platforms Inc	1.6%
Fidelity Total Bond Fund - Class Z	1.4%
Baird Core Plus Bond Fund - Class I	1.4%
Tesla Inc	1.2%
Home Depot Inc/The	0.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010077
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Retail Class
Trading Symbol	FLDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Balanced Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$69.66	1.34%

Expenses Paid, Amount	$ 69.66
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	9,966	9,803	9,861
Aug-14	10,239	10,214	10,063
Sep-14	10,009	10,001	9,801
Oct-14	10,121	10,276	9,909
Nov-14	10,295	10,525	10,002
Dec-14	10,273	10,525	9,915
Jan-15	10,095	10,232	9,841
Feb-15	10,460	10,825	10,129
Mar-15	10,376	10,715	10,051
Apr-15	10,357	10,763	10,184
May-15	10,422	10,912	10,176
Jun-15	10,235	10,729	10,030
Jul-15	10,329	10,909	10,054
Aug-15	9,897	10,250	9,694
Sep-15	9,719	9,952	9,515
Oct-15	9,992	10,738	9,916
Nov-15	9,954	10,797	9,874
Dec-15	9,813	10,576	9,738
Jan-16	9,482	9,979	9,429
Feb-16	9,463	9,976	9,474
Mar-16	9,794	10,678	9,947
Apr-16	9,813	10,744	10,072
May-16	9,880	10,936	10,101
Jun-16	9,927	10,959	10,186
Jul-16	10,203	11,394	10,470
Aug-16	10,212	11,423	10,492
Sep-16	10,222	11,441	10,532
Oct-16	10,012	11,193	10,378
Nov-16	10,184	11,694	10,435
Dec-16	10,288	11,922	10,572
Jan-17	10,403	12,147	10,743
Feb-17	10,700	12,599	10,960
Mar-17	10,700	12,607	11,015
Apr-17	10,815	12,741	11,130
May-17	10,921	12,871	11,258
Jun-17	10,964	12,987	11,301
Jul-17	11,156	13,232	11,494
Aug-17	11,214	13,258	11,551
Sep-17	11,358	13,581	11,685
Oct-17	11,541	13,877	11,831
Nov-17	11,704	14,299	11,991
Dec-17	11,804	14,442	12,122
Jan-18	12,180	15,203	12,451
Feb-18	11,814	14,642	12,094
Mar-18	11,662	14,349	12,016
Apr-18	11,672	14,403	12,029
May-18	11,804	14,810	12,102
Jun-18	11,794	14,907	12,084
Jul-18	12,049	15,401	12,294
Aug-18	12,315	15,942	12,402
Sep-18	12,279	15,968	12,389
Oct-18	11,573	14,793	11,805
Nov-18	11,635	15,089	11,970
Dec-18	11,420	13,685	11,545
Jan-19	11,606	14,859	12,179
Feb-19	11,730	15,382	12,390
Mar-19	11,833	15,606	12,547
Apr-19	12,039	16,230	12,789
May-19	11,554	15,179	12,407
Jun-19	12,101	16,246	12,940
Jul-19	12,194	16,487	12,981
Aug-19	12,060	16,151	12,870
Sep-19	12,194	16,434	13,059
Oct-19	12,329	16,788	13,275
Nov-19	12,558	17,426	13,459
Dec-19	12,824	17,929	13,742
Jan-20	12,741	17,910	13,706
Feb-20	12,071	16,444	13,098
Mar-20	11,088	14,182	11,903
Apr-20	11,485	16,061	12,751
May-20	11,715	16,919	13,159
Jun-20	11,810	17,306	13,419
Jul-20	12,209	18,289	13,896
Aug-20	12,723	19,614	14,312
Sep-20	12,434	18,900	14,063
Oct-20	12,160	18,492	13,875
Nov-20	13,055	20,741	15,043
Dec-20	13,500	21,675	15,504
Jan-21	13,457	21,578	15,409
Feb-21	13,647	22,253	15,596
Mar-21	13,994	23,050	15,840
Apr-21	14,458	24,238	16,296
May-21	14,574	24,349	16,521
Jun-21	14,753	24,950	16,629
Jul-21	14,847	25,371	16,748
Aug-21	15,100	26,095	16,967
Sep-21	14,679	24,924	16,517
Oct-21	15,135	26,610	16,924
Nov-21	14,986	26,205	16,617
Dec-21	15,285	27,236	17,084
Jan-22	14,796	25,634	16,439
Feb-22	14,636	24,988	16,187
Mar-22	14,602	25,799	16,197
Apr-22	13,975	23,484	15,250
May-22	13,998	23,452	15,294
Jun-22	13,452	21,490	14,361
Jul-22	13,760	23,506	15,096
Aug-22	13,486	22,629	14,636
Sep-22	13,109	20,531	13,511
Oct-22	13,432	22,214	13,963
Nov-22	13,847	23,374	14,876
Dec-22	13,591	22,005	14,559
Jan-23	13,969	23,521	15,358
Feb-23	13,661	22,971	14,924
Mar-23	13,874	23,585	15,189
Apr-23	14,028	23,837	15,328
May-23	13,922	23,929	15,059
Jun-23	14,432	25,563	15,566
Jul-23	14,705	26,480	15,938
Aug-23	14,527	25,968	15,584
Sep-23	14,110	24,731	15,055
Oct-23	13,800	24,076	14,625
Nov-23	14,564	26,321	15,703
Dec-23	15,232	27,717	16,485
Jan-24	15,328	28,024	16,464
Feb-24	15,881	29,541	16,731
Mar-24	16,361	30,494	17,130
Apr-24	15,711	29,152	16,592
May-24	16,385	30,530	17,030
Jun-24	16,614	31,475	17,175

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	15.12%	6.54%	5.21%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Moderate Target Risk Index	10.34%	5.83%	5.56%

AssetsNet	$ 391,853,611	$ 391,853,611
Holdings Count | Holding	157	157
Advisory Fees Paid, Amount	$ 1,275,428
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$391,853,611
# of Portfolio Holdings	157
Portfolio Turnover Rate	113%
Advisory Fees and Waivers	1,275,428

Holdings [Text Block]

Sector Weighting

Value	Value
Materials	0.3%Footnote Reference
Utilities	0.3%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Energy	2.6%Footnote Reference
Industrials	8.2%Footnote Reference
Communication Services	10.0%Footnote Reference
Consumer Discretionary	13.4%Footnote Reference
Health Care	14.7%Footnote Reference
Financials	15.0%Footnote Reference
Information Technology	33.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	7.2%
Baird Core Plus Bond Fund - Class I	6.9%
Berkshire Hathaway Inc	5.7%
Microsoft Corp	5.1%
Frost Total Return Bond Fund - Class I	4.3%
NVIDIA Corp	3.9%
Amazon.com Inc	3.2%
Alphabet Inc	2.7%
Dodge & Cox Income Fund - Class I	2.3%
Fidelity Advisor High Income Advantage Fund - Class Z	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174338
Shareholder Report [Line Items]
Fund Name	Muirfield Fund
Class Name	Institutional Class
Trading Symbol	FLMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muirfield Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$49.35	0.93%

Expenses Paid, Amount	$ 49.35
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	9,960	9,803	9,861
Aug-14	10,337	10,214	10,063
Sep-14	10,070	10,001	9,801
Oct-14	10,236	10,276	9,909
Nov-14	10,512	10,525	10,002
Dec-14	10,516	10,525	9,915
Jan-15	10,217	10,232	9,841
Feb-15	10,756	10,825	10,129
Mar-15	10,621	10,715	10,051
Apr-15	10,606	10,763	10,184
May-15	10,726	10,912	10,176
Jun-15	10,516	10,729	10,030
Jul-15	10,621	10,909	10,054
Aug-15	10,022	10,250	9,694
Sep-15	9,767	9,952	9,515
Oct-15	10,127	10,738	9,916
Nov-15	10,127	10,797	9,874
Dec-15	9,938	10,576	9,738
Jan-16	9,446	9,979	9,429
Feb-16	9,400	9,976	9,474
Mar-16	9,830	10,678	9,947
Apr-16	9,815	10,744	10,072
May-16	9,938	10,936	10,101
Jun-16	9,922	10,959	10,186
Jul-16	10,276	11,394	10,470
Aug-16	10,291	11,423	10,492
Sep-16	10,307	11,441	10,532
Oct-16	10,050	11,193	10,378
Nov-16	10,405	11,694	10,435
Dec-16	10,524	11,922	10,572
Jan-17	10,679	12,147	10,743
Feb-17	11,081	12,599	10,960
Mar-17	11,066	12,607	11,015
Apr-17	11,205	12,741	11,130
May-17	11,345	12,871	11,258
Jun-17	11,422	12,987	11,301
Jul-17	11,686	13,232	11,494
Aug-17	11,748	13,258	11,551
Sep-17	11,980	13,581	11,685
Oct-17	12,275	13,877	11,831
Nov-17	12,554	14,299	11,991
Dec-17	12,692	14,442	12,122
Jan-18	13,346	15,203	12,451
Feb-18	12,826	14,642	12,094
Mar-18	12,575	14,349	12,016
Apr-18	12,659	14,403	12,029
May-18	12,860	14,810	12,102
Jun-18	12,810	14,907	12,084
Jul-18	13,178	15,401	12,294
Aug-18	13,614	15,942	12,402
Sep-18	13,564	15,968	12,389
Oct-18	12,539	14,793	11,805
Nov-18	12,640	15,089	11,970
Dec-18	12,291	13,685	11,545
Jan-19	12,461	14,859	12,179
Feb-19	12,631	15,382	12,390
Mar-19	12,717	15,606	12,547
Apr-19	13,006	16,230	12,789
May-19	12,222	15,179	12,407
Jun-19	12,955	16,246	12,940
Jul-19	13,092	16,487	12,981
Aug-19	12,802	16,151	12,870
Sep-19	13,041	16,434	13,059
Oct-19	13,246	16,788	13,275
Nov-19	13,606	17,426	13,459
Dec-19	14,012	17,929	13,742
Jan-20	13,784	17,910	13,706
Feb-20	12,749	16,444	13,098
Mar-20	11,452	14,182	11,903
Apr-20	11,978	16,061	12,751
May-20	12,241	16,919	13,159
Jun-20	12,328	17,306	13,419
Jul-20	12,804	18,289	13,896
Aug-20	13,614	19,614	14,312
Sep-20	13,192	18,900	14,063
Oct-20	12,785	18,492	13,875
Nov-20	14,042	20,741	15,043
Dec-20	14,664	21,675	15,504
Jan-21	14,664	21,578	15,409
Feb-21	15,036	22,253	15,596
Mar-21	15,621	23,050	15,840
Apr-21	16,312	24,238	16,296
May-21	16,489	24,349	16,521
Jun-21	16,719	24,950	16,629
Jul-21	16,878	25,371	16,748
Aug-21	17,286	26,095	16,967
Sep-21	16,652	24,924	16,517
Oct-21	17,417	26,610	16,924
Nov-21	17,168	26,205	16,617
Dec-21	17,678	27,236	17,084
Jan-22	16,963	25,634	16,439
Feb-22	16,762	24,988	16,187
Mar-22	16,835	25,799	16,197
Apr-22	15,937	23,484	15,250
May-22	15,974	23,452	15,294
Jun-22	15,388	21,490	14,361
Jul-22	15,846	23,506	15,096
Aug-22	15,479	22,629	14,636
Sep-22	14,948	20,531	13,511
Oct-22	15,517	22,214	13,963
Nov-22	16,089	23,374	14,876
Dec-22	15,745	22,005	14,559
Jan-23	16,272	23,521	15,358
Feb-23	15,895	22,971	14,924
Mar-23	16,121	23,585	15,189
Apr-23	16,347	23,837	15,328
May-23	16,215	23,929	15,059
Jun-23	17,045	25,563	15,566
Jul-23	17,518	26,480	15,938
Aug-23	17,234	25,968	15,584
Sep-23	16,571	24,731	15,055
Oct-23	16,077	24,076	14,625
Nov-23	17,085	26,321	15,703
Dec-23	17,903	27,717	16,485
Jan-24	18,136	28,024	16,464
Feb-24	19,086	29,541	16,731
Mar-24	19,881	30,494	17,130
Apr-24	18,948	29,152	16,592
May-24	19,998	30,530	17,030
Jun-24	20,309	31,475	17,175

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	19.15%	9.41%	7.34%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Moderate Target Risk Index	10.34%	5.83%	5.56%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 868,805,924	$ 868,805,924
Holdings Count | Holding	161	161
Advisory Fees Paid, Amount	$ 2,543,674
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$868,805,924
# of Portfolio Holdings	161
Portfolio Turnover Rate	150%
Advisory Fees and Waivers	2,543,674

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.2%Footnote Reference
Materials	0.4%Footnote Reference
Energy	1.4%Footnote Reference
Consumer Staples	2.4%Footnote Reference
Industrials	6.7%Footnote Reference
Communication Services	9.2%Footnote Reference
Consumer Discretionary	14.0%Footnote Reference
Health Care	15.6%Footnote Reference
Financials	15.7%Footnote Reference
Information Technology	34.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway Inc	7.2%
Microsoft Corp	5.9%
NVIDIA Corp	4.6%
Amazon.com Inc	4.0%
Alphabet Inc	3.6%
Apple Inc	2.6%
Texas Instruments Inc	2.6%
Meta Platforms Inc	2.4%
Johnson & Johnson	1.9%
Merck & Co Inc	1.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000099971
Shareholder Report [Line Items]
Fund Name	Tactical Income Fund
Class Name	Retail Class
Trading Symbol	FLBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tactical Income Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$55.22	1.10%

Expenses Paid, Amount	$ 55.22
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Jun-14	10,000	10,000	10,000
Jul-14	9,964	9,975	10,001
Aug-14	10,029	10,085	10,001
Sep-14	9,920	10,017	10,001
Oct-14	9,943	10,115	10,001
Nov-14	9,923	10,187	10,001
Dec-14	9,840	10,196	10,001
Jan-15	9,917	10,410	10,001
Feb-15	9,953	10,312	10,001
Mar-15	9,968	10,360	10,001
Apr-15	9,970	10,323	10,002
May-15	9,962	10,298	10,002
Jun-15	9,807	10,186	10,002
Jul-15	9,840	10,257	10,002
Aug-15	9,758	10,242	10,002
Sep-15	9,693	10,311	10,002
Oct-15	9,795	10,313	10,002
Nov-15	9,682	10,286	10,002
Dec-15	9,593	10,252	10,004
Jan-16	9,606	10,393	10,004
Feb-16	9,664	10,467	10,006
Mar-16	9,780	10,563	10,010
Apr-16	9,932	10,604	10,011
May-16	9,917	10,606	10,012
Jun-16	10,049	10,797	10,015
Jul-16	10,118	10,865	10,017
Aug-16	10,185	10,853	10,020
Sep-16	10,219	10,847	10,023
Oct-16	10,139	10,764	10,025
Nov-16	9,952	10,509	10,027
Dec-16	10,024	10,524	10,030
Jan-17	10,091	10,544	10,034
Feb-17	10,205	10,615	10,038
Mar-17	10,183	10,610	10,040
Apr-17	10,265	10,692	10,046
May-17	10,325	10,774	10,052
Jun-17	10,297	10,763	10,060
Jul-17	10,369	10,809	10,068
Aug-17	10,451	10,906	10,076
Sep-17	10,418	10,854	10,085
Oct-17	10,429	10,861	10,094
Nov-17	10,363	10,847	10,102
Dec-17	10,397	10,897	10,111
Jan-18	10,309	10,771	10,123
Feb-18	10,200	10,669	10,132
Mar-18	10,247	10,737	10,145
Apr-18	10,155	10,658	10,159
May-18	10,193	10,734	10,174
Jun-18	10,182	10,720	10,190
Jul-18	10,188	10,723	10,206
Aug-18	10,227	10,792	10,222
Sep-18	10,187	10,722	10,239
Oct-18	10,098	10,638	10,258
Nov-18	10,114	10,701	10,276
Dec-18	10,224	10,898	10,296
Jan-19	10,354	11,014	10,317
Feb-19	10,383	11,007	10,336
Mar-19	10,530	11,218	10,357
Apr-19	10,553	11,221	10,377
May-19	10,673	11,421	10,399
Jun-19	10,799	11,564	10,421
Jul-19	10,821	11,589	10,440
Aug-19	11,007	11,890	10,459
Sep-19	10,950	11,826	10,477
Oct-19	10,965	11,862	10,495
Nov-19	10,946	11,856	10,508
Dec-19	10,964	11,848	10,524
Jan-20	11,139	12,076	10,537
Feb-20	11,245	12,293	10,551
Mar-20	10,968	12,221	10,572
Apr-20	11,146	12,438	10,573
May-20	11,301	12,496	10,573
Jun-20	11,425	12,575	10,575
Jul-20	11,637	12,762	10,576
Aug-20	11,603	12,659	10,577
Sep-20	11,548	12,652	10,578
Oct-20	11,504	12,596	10,579
Nov-20	11,692	12,720	10,580
Dec-20	11,782	12,737	10,580
Jan-21	11,694	12,646	10,581
Feb-21	11,550	12,463	10,582
Mar-21	11,488	12,308	10,582
Apr-21	11,560	12,405	10,582
May-21	11,584	12,445	10,582
Jun-21	11,671	12,533	10,582
Jul-21	11,674	12,673	10,583
Aug-21	11,684	12,649	10,583
Sep-21	11,611	12,539	10,583
Oct-21	11,588	12,536	10,584
Nov-21	11,542	12,573	10,584
Dec-21	11,545	12,541	10,585
Jan-22	11,390	12,271	10,585
Feb-22	11,333	12,134	10,586
Mar-22	11,220	11,796	10,588
Apr-22	11,162	11,349	10,591
May-22	11,144	11,422	10,596
Jun-22	10,842	11,243	10,601
Jul-22	10,884	11,518	10,610
Aug-22	10,812	11,192	10,630
Sep-22	10,742	10,709	10,652
Oct-22	10,748	10,570	10,674
Nov-22	10,905	10,959	10,708
Dec-22	10,854	10,909	10,746
Jan-23	11,024	11,245	10,782
Feb-23	10,915	10,954	10,820
Mar-23	11,012	11,232	10,863
Apr-23	11,055	11,300	10,905
May-23	11,009	11,177	10,949
Jun-23	11,058	11,137	10,996
Jul-23	11,144	11,130	11,044
Aug-23	11,122	11,059	11,094
Sep-23	11,075	10,778	11,144
Oct-23	11,052	10,607	11,195
Nov-23	11,328	11,088	11,245
Dec-23	11,625	11,512	11,298
Jan-24	11,669	11,481	11,347
Feb-24	11,656	11,318	11,395
Mar-24	11,764	11,423	11,447
Apr-24	11,668	11,134	11,497
May-24	11,790	11,323	11,553
Jun-24	11,854	11,430	11,601

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	7.20%	1.88%	1.72%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	5.50%	2.17%	1.50%

AssetsNet	$ 74,359,352	$ 74,359,352
Holdings Count | Holding	14	14
Advisory Fees Paid, Amount	$ 141,954
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$74,359,352
# of Portfolio Holdings	14
Portfolio Turnover Rate	69%
Advisory Fees and Waivers	141,954

Holdings [Text Block]

Sector Weighting

Value	Value
International Fixed Income	6.7%Footnote Reference
Money Market Registered Investment Companies	17.6%Footnote Reference
U.S. Fixed Income	75.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

PIMCO Low Duration Income Fund - Class I	14.5%
Fidelity Advisor High Income Advantage Fund - Class Z	12.3%
BrandywineGLOBAL High Yield Fund - Class I	12.2%
Frost Total Return Bond Fund - Class I	11.7%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	10.2%
Fidelity Total Bond Fund - Class Z	9.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF	6.7%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	4.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174340
Shareholder Report [Line Items]
Fund Name	Sector Rotation Fund
Class Name	Institutional Class
Trading Symbol	QNTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sector Rotation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$74.77	1.45%

Expenses Paid, Amount	$ 74.77
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Jun-14	10,000	10,000	10,000	10,000
Jul-14	9,750	9,803	9,573	9,395
Aug-14	10,182	10,214	10,059	9,861
Sep-14	9,675	10,001	9,602	9,264
Oct-14	9,945	10,276	9,944	9,875
Nov-14	10,054	10,525	10,128	9,884
Dec-14	10,095	10,525	10,211	10,165
Jan-15	9,673	10,232	10,097	9,838
Feb-15	10,210	10,825	10,614	10,422
Mar-15	10,109	10,715	10,754	10,604
Apr-15	10,267	10,763	10,594	10,333
May-15	10,244	10,912	10,782	10,569
Jun-15	10,069	10,729	10,640	10,649
Jul-15	9,911	10,909	10,654	10,525
Aug-15	9,474	10,250	10,060	9,863
Sep-15	9,083	9,952	9,736	9,379
Oct-15	9,722	10,738	10,284	9,908
Nov-15	9,938	10,797	10,423	10,230
Dec-15	9,320	10,576	9,989	9,717
Jan-16	8,667	9,979	9,421	8,862
Feb-16	8,835	9,976	9,554	8,862
Mar-16	9,856	10,678	10,367	9,569
Apr-16	10,150	10,744	10,494	9,719
May-16	10,144	10,936	10,737	9,938
Jun-16	10,124	10,959	10,781	9,932
Jul-16	10,658	11,394	11,244	10,525
Aug-16	10,772	11,423	11,300	10,711
Sep-16	10,832	11,441	11,228	10,830
Oct-16	10,311	11,193	10,928	10,315
Nov-16	11,273	11,694	11,802	11,466
Dec-16	11,392	11,922	12,061	11,787
Jan-17	11,515	12,147	12,263	11,833
Feb-17	11,549	12,599	12,585	12,062
Mar-17	11,600	12,607	12,536	12,078
Apr-17	11,607	12,741	12,641	12,210
May-17	11,440	12,871	12,579	11,962
Jun-17	11,771	12,987	12,783	12,375
Jul-17	11,928	13,232	12,896	12,467
Aug-17	11,679	13,258	12,698	12,308
Sep-17	12,250	13,581	13,195	13,077
Oct-17	12,301	13,877	13,493	13,188
Nov-17	12,913	14,299	13,989	13,568
Dec-17	12,969	14,442	14,020	13,513
Jan-18	13,297	15,203	14,423	13,867
Feb-18	12,606	14,642	13,784	13,330
Mar-18	12,514	14,349	13,912	13,502
Apr-18	12,680	14,403	13,876	13,619
May-18	13,085	14,810	14,448	14,445
Jun-18	13,385	14,907	14,509	14,549
Jul-18	13,650	15,401	14,765	14,803
Aug-18	13,985	15,942	15,237	15,441
Sep-18	13,900	15,968	15,070	15,069
Oct-18	12,745	14,793	13,631	13,433
Nov-18	12,890	15,089	14,057	13,646
Dec-18	11,407	13,685	12,466	12,025
Jan-19	12,760	14,859	13,770	13,378
Feb-19	13,127	15,382	14,354	14,073
Mar-19	13,007	15,606	14,272	13,779
Apr-19	13,244	16,230	14,846	14,247
May-19	11,650	15,179	13,663	13,139
Jun-19	12,696	16,246	14,707	14,067
Jul-19	12,463	16,487	14,882	14,148
Aug-19	11,465	16,151	14,257	13,450
Sep-19	12,406	16,434	14,694	13,730
Oct-19	12,754	16,788	14,860	14,091
Nov-19	13,269	17,426	15,302	14,671
Dec-19	13,552	17,929	15,732	15,094
Jan-20	12,753	17,910	15,321	14,610
Feb-20	11,395	16,444	13,867	13,380
Mar-20	8,101	14,182	11,059	10,473
Apr-20	9,473	16,061	12,628	11,912
May-20	9,837	16,919	13,552	12,687
Jun-20	10,008	17,306	13,722	13,135
Jul-20	10,535	18,289	14,355	13,499
Aug-20	10,908	19,614	14,859	14,260
Sep-20	10,556	18,900	14,377	13,783
Oct-20	10,729	18,492	14,689	14,072
Nov-20	12,283	20,741	16,786	16,666
Dec-20	12,845	21,675	17,881	18,107
Jan-21	12,999	21,578	18,150	19,019
Feb-21	14,316	22,253	19,384	20,204
Mar-21	15,273	23,050	20,289	20,407
Apr-21	16,047	24,238	21,203	20,835
May-21	16,515	24,349	21,245	20,878
Jun-21	16,094	24,950	21,027	21,283
Jul-21	15,734	25,371	21,100	20,514
Aug-21	15,979	26,095	21,511	20,973
Sep-21	15,493	24,924	20,657	20,355
Oct-21	16,180	26,610	21,872	21,221
Nov-21	15,583	26,205	21,230	20,336
Dec-21	16,394	27,236	22,308	20,791
Jan-22	15,915	25,634	20,700	18,789
Feb-22	15,903	24,988	20,930	18,990
Mar-22	16,297	25,799	21,220	19,226
Apr-22	15,152	23,484	19,712	17,321
May-22	15,277	23,452	19,860	17,347
Jun-22	13,691	21,490	17,949	15,920
Jul-22	14,837	23,506	19,897	17,582
Aug-22	14,296	22,629	19,279	17,222
Sep-22	12,931	20,531	17,507	15,572
Oct-22	14,197	22,214	19,348	17,286
Nov-22	14,981	23,374	20,532	17,690
Dec-22	14,167	22,005	19,395	16,542
Jan-23	15,726	23,521	21,184	18,154
Feb-23	15,100	22,971	20,800	17,847
Mar-23	14,392	23,585	20,133	16,995
Apr-23	14,314	23,837	19,975	16,689
May-23	13,942	23,929	19,338	16,535
Jun-23	15,274	25,563	21,110	17,879
Jul-23	15,821	26,480	21,980	18,973
Aug-23	15,270	25,968	21,345	18,024
Sep-23	14,358	24,731	20,223	16,962
Oct-23	13,608	24,076	19,143	15,806
Nov-23	15,016	26,321	20,772	17,236
Dec-23	16,206	27,717	22,583	19,342
Jan-24	15,939	28,024	22,196	18,590
Feb-24	16,517	29,541	23,514	19,641
Mar-24	17,139	30,494	24,830	20,344
Apr-24	16,419	29,152	23,336	18,912
May-24	17,122	30,530	24,360	19,861
Jun-24	17,403	31,475	23,975	19,677

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	13.93%	6.51%	5.70%
Russell 3000 Index	23.13%	14.14%	12.15%
S&P MidCap 400	13.57%	10.27%	9.14%
Russell 2000 Index	10.06%	6.94%	7.00%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 36,570,948	$ 36,570,948
Holdings Count | Holding	583	583
Advisory Fees Paid, Amount	$ 132,883
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$36,570,948
# of Portfolio Holdings	583
Portfolio Turnover Rate	164%
Advisory Fees and Waivers	132,883

Holdings [Text Block]

Sector Weighting

Value	Value
Consumer Staples	2.3%Footnote Reference
Real Estate	3.3%Footnote Reference
Materials	3.4%Footnote Reference
Health Care	7.7%Footnote Reference
Financials	8.5%Footnote Reference
Communication Services	11.5%Footnote Reference
Industrials	12.4%Footnote Reference
Consumer Discretionary	20.8%Footnote Reference
Information Technology	30.1%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Amazon.com Inc	3.9%
Microsoft Corp	3.6%
Apple Inc	3.3%
NVIDIA Corp	3.2%
Alphabet Inc	2.9%
Meta Platforms Inc	1.6%
Fidelity Total Bond Fund - Class Z	1.4%
Baird Core Plus Bond Fund - Class I	1.4%
Tesla Inc	1.2%
Home Depot Inc/The	0.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174346
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Adviser Class
Trading Symbol	BLNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Balanced Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$49.96	0.96%

Expenses Paid, Amount	$ 49.96
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	9,966	9,803	9,861
Aug-14	10,239	10,214	10,063
Sep-14	10,009	10,001	9,801
Oct-14	10,121	10,276	9,909
Nov-14	10,295	10,525	10,002
Dec-14	10,273	10,525	9,915
Jan-15	10,095	10,232	9,841
Feb-15	10,460	10,825	10,129
Mar-15	10,376	10,715	10,051
Apr-15	10,357	10,763	10,184
May-15	10,422	10,912	10,176
Jun-15	10,235	10,729	10,030
Jul-15	10,329	10,909	10,054
Aug-15	9,897	10,250	9,694
Sep-15	9,719	9,952	9,515
Oct-15	9,992	10,738	9,916
Nov-15	9,954	10,797	9,874
Dec-15	9,813	10,576	9,738
Jan-16	9,482	9,979	9,429
Feb-16	9,463	9,976	9,474
Mar-16	9,794	10,678	9,947
Apr-16	9,813	10,744	10,072
May-16	9,880	10,936	10,101
Jun-16	9,927	10,959	10,186
Jul-16	10,203	11,394	10,470
Aug-16	10,212	11,423	10,492
Sep-16	10,222	11,441	10,532
Oct-16	10,012	11,193	10,378
Nov-16	10,184	11,694	10,435
Dec-16	10,289	11,922	10,572
Jan-17	10,414	12,147	10,743
Feb-17	10,721	12,599	10,960
Mar-17	10,721	12,607	11,015
Apr-17	10,836	12,741	11,130
May-17	10,941	12,871	11,258
Jun-17	10,999	12,987	11,301
Jul-17	11,191	13,232	11,494
Aug-17	11,258	13,258	11,551
Sep-17	11,392	13,581	11,685
Oct-17	11,585	13,877	11,831
Nov-17	11,748	14,299	11,991
Dec-17	11,855	14,442	12,122
Jan-18	12,251	15,203	12,451
Feb-18	11,875	14,642	12,094
Mar-18	11,723	14,349	12,016
Apr-18	11,743	14,403	12,029
May-18	11,875	14,810	12,102
Jun-18	11,865	14,907	12,084
Jul-18	12,120	15,401	12,294
Aug-18	12,395	15,942	12,402
Sep-18	12,360	15,968	12,389
Oct-18	11,655	14,793	11,805
Nov-18	11,716	15,089	11,970
Dec-18	11,501	13,685	11,545
Jan-19	11,686	14,859	12,179
Feb-19	11,820	15,382	12,390
Mar-19	11,929	15,606	12,547
Apr-19	12,136	16,230	12,789
May-19	11,639	15,179	12,407
Jun-19	12,192	16,246	12,940
Jul-19	12,296	16,487	12,981
Aug-19	12,161	16,151	12,870
Sep-19	12,296	16,434	13,059
Oct-19	12,442	16,788	13,275
Nov-19	12,681	17,426	13,459
Dec-19	12,948	17,929	13,742
Jan-20	12,864	17,910	13,706
Feb-20	12,193	16,444	13,098
Mar-20	11,208	14,182	11,903
Apr-20	11,606	16,061	12,751
May-20	11,847	16,919	13,159
Jun-20	11,952	17,306	13,419
Jul-20	12,353	18,289	13,896
Aug-20	12,880	19,614	14,312
Sep-20	12,598	18,900	14,063
Oct-20	12,312	18,492	13,875
Nov-20	13,222	20,741	15,043
Dec-20	13,681	21,675	15,504
Jan-21	13,639	21,578	15,409
Feb-21	13,840	22,253	15,596
Mar-21	14,190	23,050	15,840
Apr-21	14,666	24,238	16,296
May-21	14,793	24,349	16,521
Jun-21	14,984	24,950	16,629
Jul-21	15,079	25,371	16,748
Aug-21	15,333	26,095	16,967
Sep-21	14,917	24,924	16,517
Oct-21	15,387	26,610	16,924
Nov-21	15,238	26,205	16,617
Dec-21	15,557	27,236	17,084
Jan-22	15,051	25,634	16,439
Feb-22	14,890	24,988	16,187
Mar-22	14,867	25,799	16,197
Apr-22	14,234	23,484	15,250
May-22	14,257	23,452	15,294
Jun-22	13,706	21,490	14,361
Jul-22	14,029	23,506	15,096
Aug-22	13,752	22,629	14,636
Sep-22	13,370	20,531	13,511
Oct-22	13,696	22,214	13,963
Nov-22	14,140	23,374	14,876
Dec-22	13,882	22,005	14,559
Jan-23	14,276	23,521	15,358
Feb-23	13,953	22,971	14,924
Mar-23	14,180	23,585	15,189
Apr-23	14,348	23,837	15,328
May-23	14,240	23,929	15,059
Jun-23	14,768	25,563	15,566
Jul-23	15,057	26,480	15,938
Aug-23	14,876	25,968	15,584
Sep-23	14,454	24,731	15,055
Oct-23	14,152	24,076	14,625
Nov-23	14,927	26,321	15,703
Dec-23	15,614	27,717	16,485
Jan-24	15,724	28,024	16,464
Feb-24	16,297	29,541	16,731
Mar-24	16,785	30,494	17,130
Apr-24	16,124	29,152	16,592
May-24	16,822	30,530	17,030
Jun-24	17,066	31,475	17,175

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	15.57%	6.96%	5.49%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Moderate Target Risk Index	10.34%	5.83%	5.56%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 391,853,611	$ 391,853,611
Holdings Count | Holding	157	157
Advisory Fees Paid, Amount	$ 1,275,428
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$391,853,611
# of Portfolio Holdings	157
Portfolio Turnover Rate	113%
Advisory Fees and Waivers	1,275,428

Holdings [Text Block]

Sector Weighting

Value	Value
Materials	0.3%Footnote Reference
Utilities	0.3%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Energy	2.6%Footnote Reference
Industrials	8.2%Footnote Reference
Communication Services	10.0%Footnote Reference
Consumer Discretionary	13.4%Footnote Reference
Health Care	14.7%Footnote Reference
Financials	15.0%Footnote Reference
Information Technology	33.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	7.2%
Baird Core Plus Bond Fund - Class I	6.9%
Berkshire Hathaway Inc	5.7%
Microsoft Corp	5.1%
Frost Total Return Bond Fund - Class I	4.3%
NVIDIA Corp	3.9%
Amazon.com Inc	3.2%
Alphabet Inc	2.7%
Dodge & Cox Income Fund - Class I	2.3%
Fidelity Advisor High Income Advantage Fund - Class Z	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010072
Shareholder Report [Line Items]
Fund Name	Dynamic Allocation Fund
Class Name	Retail Class
Trading Symbol	FLDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dynamic Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$66.43	1.26%

Expenses Paid, Amount	$ 66.43
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	10,018	9,803	9,802
Aug-14	10,392	10,214	10,073
Sep-14	10,114	10,001	9,718
Oct-14	10,357	10,276	9,855
Nov-14	10,656	10,525	9,977
Dec-14	10,642	10,525	9,849
Jan-15	10,366	10,232	9,675
Feb-15	10,908	10,825	10,174
Mar-15	10,759	10,715	10,064
Apr-15	10,770	10,763	10,278
May-15	10,876	10,912	10,299
Jun-15	10,653	10,729	10,098
Jul-15	10,791	10,909	10,112
Aug-15	10,111	10,250	9,517
Sep-15	9,760	9,952	9,205
Oct-15	10,410	10,738	9,829
Nov-15	10,474	10,797	9,792
Dec-15	10,274	10,576	9,586
Jan-16	9,648	9,979	9,036
Feb-16	9,506	9,976	9,037
Mar-16	10,142	10,678	9,710
Apr-16	10,109	10,744	9,870
May-16	10,230	10,936	9,920
Jun-16	10,219	10,959	9,926
Jul-16	10,604	11,394	10,346
Aug-16	10,593	11,423	10,392
Sep-16	10,627	11,441	10,448
Oct-16	10,333	11,193	10,247
Nov-16	10,654	11,694	10,465
Dec-16	10,826	11,922	10,673
Jan-17	10,993	12,147	10,931
Feb-17	11,416	12,599	11,235
Mar-17	11,394	12,607	11,330
Apr-17	11,517	12,741	11,477
May-17	11,706	12,871	11,648
Jun-17	11,767	12,987	11,736
Jul-17	12,035	13,232	12,017
Aug-17	12,125	13,258	12,051
Sep-17	12,381	13,581	12,307
Oct-17	12,716	13,877	12,544
Nov-17	12,962	14,299	12,823
Dec-17	13,121	14,442	13,015
Jan-18	13,871	15,203	13,644
Feb-18	13,315	14,642	13,101
Mar-18	13,073	14,349	12,928
Apr-18	13,182	14,403	13,003
May-18	13,375	14,810	13,105
Jun-18	13,230	14,907	13,076
Jul-18	13,618	15,401	13,424
Aug-18	13,885	15,942	13,585
Sep-18	13,860	15,968	13,587
Oct-18	12,878	14,793	12,610
Nov-18	13,060	15,089	12,846
Dec-18	11,986	13,685	11,952
Jan-19	12,928	14,859	12,927
Feb-19	13,234	15,382	13,285
Mar-19	13,381	15,606	13,414
Apr-19	13,737	16,230	13,821
May-19	12,903	15,179	13,057
Jun-19	13,737	16,246	13,870
Jul-19	13,798	16,487	13,919
Aug-19	13,528	16,151	13,596
Sep-19	13,761	16,434	13,918
Oct-19	14,056	16,788	14,257
Nov-19	14,450	17,426	14,581
Dec-19	14,862	17,929	15,049
Jan-20	14,599	17,910	14,833
Feb-20	13,510	16,444	13,658
Mar-20	11,869	14,182	11,630
Apr-20	13,209	16,061	12,831
May-20	13,910	16,919	13,413
Jun-20	14,211	17,306	13,758
Jul-20	14,875	18,289	14,404
Aug-20	15,829	19,614	15,120
Sep-20	15,287	18,900	14,722
Oct-20	14,860	18,492	14,464
Nov-20	16,429	20,741	16,297
Dec-20	17,147	21,675	17,044
Jan-21	17,134	21,578	16,972
Feb-21	17,479	22,253	17,499
Mar-21	18,056	23,050	18,003
Apr-21	18,760	24,238	18,723
May-21	19,042	24,349	19,052
Jun-21	19,298	24,950	19,181
Jul-21	19,464	25,371	19,264
Aug-21	19,938	26,095	19,678
Sep-21	19,107	24,924	18,980
Oct-21	20,174	26,610	19,741
Nov-21	19,788	26,205	19,143
Dec-21	20,498	27,236	19,993
Jan-22	19,482	25,634	19,026
Feb-22	19,055	24,988	18,712
Mar-22	19,482	25,799	19,022
Apr-22	17,922	23,484	17,671
May-22	18,011	23,452	17,690
Jun-22	16,539	21,490	16,188
Jul-22	17,687	23,506	17,273
Aug-22	16,951	22,629	16,714
Sep-22	15,568	20,531	15,163
Oct-22	16,805	22,214	16,088
Nov-22	18,087	23,374	17,363
Dec-22	17,315	22,005	16,808
Jan-23	18,336	23,521	18,006
Feb-23	17,787	22,971	17,472
Mar-23	18,351	23,585	17,717
Apr-23	18,687	23,837	17,897
May-23	18,397	23,929	17,522
Jun-23	19,434	25,563	18,494
Jul-23	19,954	26,480	19,195
Aug-23	19,587	25,968	18,615
Sep-23	18,808	24,731	17,892
Oct-23	18,210	24,076	17,252
Nov-23	19,727	26,321	18,808
Dec-23	20,837	27,717	19,884
Jan-24	20,914	28,024	19,856
Feb-24	21,977	29,541	20,532
Mar-24	22,824	30,494	21,190
Apr-24	21,789	29,152	20,446
May-24	22,901	30,530	21,076
Jun-24	23,194	31,475	21,245

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	19.35%	11.04%	8.78%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Aggressive Target Risk Index	14.87%	8.90%	7.83%

AssetsNet	$ 337,595,208	$ 337,595,208
Holdings Count | Holding	145	145
Advisory Fees Paid, Amount	$ 1,060,409
InvestmentCompanyPortfolioTurnover	148.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$337,595,208
# of Portfolio Holdings	145
Portfolio Turnover Rate	148%
Advisory Fees and Waivers	1,060,409

Holdings [Text Block]

Sector Weighting

Value	Value
Real Estate	0.0%Footnote Reference
Utilities	0.2%Footnote Reference
Materials	0.3%Footnote Reference
Consumer Staples	2.2%Footnote Reference
Energy	2.2%Footnote Reference
Industrials	8.2%Footnote Reference
Communication Services	9.9%Footnote Reference
Consumer Discretionary	13.4%Footnote Reference
Financials	14.7%Footnote Reference
Health Care	14.7%Footnote Reference
Information Technology	34.2%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway Inc	5.9%
Microsoft Corp	5.4%
NVIDIA Corp	4.1%
Amazon.com Inc	3.2%
Alphabet Inc	3.1%
Meta Platforms Inc	2.0%
Apple Inc	2.0%
Texas Instruments Inc	1.9%
Johnson & Johnson	1.8%
Merck & Co Inc	1.5%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010070
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Retail Class
Trading Symbol	FLRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Conservative Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$61.84	1.22%

Expenses Paid, Amount	$ 61.84
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	9,622	9,975	9,931
Aug-14	10,111	10,085	10,037
Sep-14	9,718	10,017	9,874
Oct-14	9,880	10,115	9,937
Nov-14	9,865	10,187	9,983
Dec-14	9,681	10,196	9,927
Jan-15	9,463	10,410	9,974
Feb-15	9,793	10,312	10,027
Mar-15	9,703	10,360	9,987
Apr-15	9,892	10,323	10,045
May-15	9,883	10,298	10,001
Jun-15	9,426	10,186	9,926
Jul-15	9,343	10,257	9,953
Aug-15	8,835	10,242	9,839
Sep-15	8,267	10,311	9,810
Oct-15	8,754	10,313	9,944
Nov-15	8,360	10,286	9,885
Dec-15	8,043	10,252	9,836
Jan-16	7,833	10,393	9,810
Feb-16	7,893	10,467	9,886
Mar-16	8,531	10,563	10,114
Apr-16	8,822	10,604	10,197
May-16	9,077	10,606	10,188
Jun-16	9,372	10,797	10,340
Jul-16	9,557	10,865	10,466
Aug-16	9,506	10,853	10,459
Sep-16	9,780	10,847	10,489
Oct-16	9,401	10,764	10,383
Nov-16	9,468	10,509	10,245
Dec-16	9,641	10,524	10,296
Jan-17	9,605	10,544	10,374
Feb-17	9,768	10,615	10,479
Mar-17	9,917	10,610	10,501
Apr-17	9,917	10,692	10,588
May-17	9,962	10,774	10,680
Jun-17	9,958	10,763	10,675
Jul-17	10,238	10,809	10,774
Aug-17	10,170	10,906	10,848
Sep-17	10,211	10,854	10,862
Oct-17	10,148	10,861	10,909
Nov-17	10,292	10,847	10,955
Dec-17	10,378	10,897	11,017
Jan-18	10,488	10,771	11,068
Feb-18	10,309	10,669	10,911
Mar-18	10,267	10,737	10,923
Apr-18	10,235	10,658	10,877
May-18	10,304	10,734	10,927
Jun-18	10,272	10,720	10,923
Jul-18	10,392	10,723	10,993
Aug-18	10,494	10,792	11,055
Sep-18	10,480	10,722	11,021
Oct-18	10,140	10,638	10,807
Nov-18	10,145	10,701	10,895
Dec-18	10,106	10,898	10,885
Jan-19	10,306	11,014	11,165
Feb-19	10,383	11,007	11,228
Mar-19	10,502	11,218	11,393
Apr-19	10,603	11,221	11,469
May-19	10,449	11,421	11,459
Jun-19	10,765	11,564	11,707
Jul-19	10,823	11,589	11,738
Aug-19	10,847	11,890	11,832
Sep-19	10,871	11,826	11,873
Oct-19	10,934	11,862	11,965
Nov-19	11,007	11,856	12,007
Dec-19	11,142	11,848	12,106
Jan-20	11,200	12,076	12,230
Feb-20	10,971	12,293	12,159
Mar-20	10,371	12,221	11,698
Apr-20	10,596	12,438	12,114
May-20	10,806	12,496	12,312
Jun-20	10,909	12,575	12,456
Jul-20	11,208	12,762	12,742
Aug-20	11,400	12,659	12,833
Sep-20	11,253	12,652	12,745
Oct-20	11,125	12,596	12,652
Nov-20	11,597	12,720	13,112
Dec-20	11,841	12,737	13,286
Jan-21	11,777	12,646	13,191
Feb-21	11,772	12,463	13,074
Mar-21	11,871	12,308	13,073
Apr-21	12,099	12,405	13,282
May-21	12,158	12,445	13,395
Jun-21	12,277	12,533	13,476
Jul-21	12,317	12,673	13,604
Aug-21	12,402	12,649	13,651
Sep-21	12,213	12,539	13,435
Oct-21	12,363	12,536	13,529
Nov-21	12,278	12,573	13,465
Dec-21	12,391	12,541	13,586
Jan-22	12,129	12,271	13,243
Feb-22	12,039	12,134	13,071
Mar-22	11,914	11,796	12,850
Apr-22	11,594	11,349	12,303
May-22	11,604	11,422	12,356
Jun-22	11,133	11,243	11,953
Jul-22	11,290	11,518	12,342
Aug-22	11,127	11,192	11,994
Sep-22	10,907	10,709	11,318
Oct-22	10,975	10,570	11,385
Nov-22	11,245	10,959	11,910
Dec-22	11,122	10,909	11,800
Jan-23	11,404	11,245	12,221
Feb-23	11,207	10,954	11,912
Mar-23	11,346	11,232	12,169
Apr-23	11,410	11,300	12,257
May-23	11,297	11,177	12,093
Jun-23	11,490	11,137	12,206
Jul-23	11,620	11,130	12,311
Aug-23	11,528	11,059	12,163
Sep-23	11,328	10,778	11,832
Oct-23	11,204	10,607	11,615
Nov-23	11,693	11,088	12,223
Dec-23	12,197	11,512	12,713
Jan-24	12,219	11,481	12,686
Feb-24	12,328	11,318	12,642
Mar-24	12,559	11,423	12,810
Apr-24	12,200	11,134	12,474
May-24	12,537	11,323	12,729
Jun-24	12,669	11,430	12,838

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	10.26%	3.31%	2.39%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Morningstar Conservative Target Risk Index	5.18%	1.86%	2.53%

AssetsNet	$ 133,249,326	$ 133,249,326
Holdings Count | Holding	136	136
Advisory Fees Paid, Amount	$ 321,819
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$133,249,326
# of Portfolio Holdings	136
Portfolio Turnover Rate	72%
Advisory Fees and Waivers	321,819

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Materials	0.5%Footnote Reference
Consumer Staples	2.5%Footnote Reference
Energy	2.9%Footnote Reference
Industrials	8.1%Footnote Reference
Communication Services	9.4%Footnote Reference
Consumer Discretionary	12.9%Footnote Reference
Health Care	14.3%Footnote Reference
Financials	14.4%Footnote Reference
Information Technology	34.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	17.3%
Baird Core Plus Bond Fund - Class I	16.7%
Frost Total Return Bond Fund - Class I	8.7%
Dodge & Cox Income Fund - Class I	5.5%
Fidelity Advisor High Income Advantage Fund - Class Z	5.2%
BrandywineGLOBAL High Yield Fund - Class I	5.2%
iShares 20+ Year Treasury Bond ETF	5.1%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	3.4%
Berkshire Hathaway Inc	2.3%
Microsoft Corp	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174345
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Institutional Class
Trading Symbol	BLNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Balanced Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$55.14	1.06%

Expenses Paid, Amount	$ 55.14
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	9,966	9,803	9,861
Aug-14	10,239	10,214	10,063
Sep-14	10,009	10,001	9,801
Oct-14	10,121	10,276	9,909
Nov-14	10,295	10,525	10,002
Dec-14	10,273	10,525	9,915
Jan-15	10,095	10,232	9,841
Feb-15	10,460	10,825	10,129
Mar-15	10,376	10,715	10,051
Apr-15	10,357	10,763	10,184
May-15	10,422	10,912	10,176
Jun-15	10,235	10,729	10,030
Jul-15	10,329	10,909	10,054
Aug-15	9,897	10,250	9,694
Sep-15	9,719	9,952	9,515
Oct-15	9,992	10,738	9,916
Nov-15	9,954	10,797	9,874
Dec-15	9,813	10,576	9,738
Jan-16	9,482	9,979	9,429
Feb-16	9,463	9,976	9,474
Mar-16	9,794	10,678	9,947
Apr-16	9,813	10,744	10,072
May-16	9,880	10,936	10,101
Jun-16	9,927	10,959	10,186
Jul-16	10,203	11,394	10,470
Aug-16	10,212	11,423	10,492
Sep-16	10,222	11,441	10,532
Oct-16	10,012	11,193	10,378
Nov-16	10,184	11,694	10,435
Dec-16	10,296	11,922	10,572
Jan-17	10,411	12,147	10,743
Feb-17	10,717	12,599	10,960
Mar-17	10,717	12,607	11,015
Apr-17	10,832	12,741	11,130
May-17	10,938	12,871	11,258
Jun-17	10,995	12,987	11,301
Jul-17	11,188	13,232	11,494
Aug-17	11,255	13,258	11,551
Sep-17	11,399	13,581	11,685
Oct-17	11,592	13,877	11,831
Nov-17	11,755	14,299	11,991
Dec-17	11,866	14,442	12,122
Jan-18	12,252	15,203	12,451
Feb-18	11,876	14,642	12,094
Mar-18	11,734	14,349	12,016
Apr-18	11,754	14,403	12,029
May-18	11,887	14,810	12,102
Jun-18	11,876	14,907	12,084
Jul-18	12,142	15,401	12,294
Aug-18	12,407	15,942	12,402
Sep-18	12,376	15,968	12,389
Oct-18	11,671	14,793	11,805
Nov-18	11,732	15,089	11,970
Dec-18	11,528	13,685	11,545
Jan-19	11,714	14,859	12,179
Feb-19	11,848	15,382	12,390
Mar-19	11,962	15,606	12,547
Apr-19	12,169	16,230	12,789
May-19	11,682	15,179	12,407
Jun-19	12,231	16,246	12,940
Jul-19	12,335	16,487	12,981
Aug-19	12,200	16,151	12,870
Sep-19	12,346	16,434	13,059
Oct-19	12,492	16,788	13,275
Nov-19	12,722	17,426	13,459
Dec-19	13,000	17,929	13,742
Jan-20	12,926	17,910	13,706
Feb-20	12,243	16,444	13,098
Mar-20	11,254	14,182	11,903
Apr-20	11,654	16,061	12,751
May-20	11,896	16,919	13,159
Jun-20	12,001	17,306	13,419
Jul-20	12,403	18,289	13,896
Aug-20	12,931	19,614	14,312
Sep-20	12,645	18,900	14,063
Oct-20	12,358	18,492	13,875
Nov-20	13,282	20,741	15,043
Dec-20	13,742	21,675	15,504
Jan-21	13,710	21,578	15,409
Feb-21	13,902	22,253	15,596
Mar-21	14,263	23,050	15,840
Apr-21	14,741	24,238	16,296
May-21	14,868	24,349	16,521
Jun-21	15,049	24,950	16,629
Jul-21	15,155	25,371	16,748
Aug-21	15,410	26,095	16,967
Sep-21	14,988	24,924	16,517
Oct-21	15,459	26,610	16,924
Nov-21	15,299	26,205	16,617
Dec-21	15,626	27,236	17,084
Jan-22	15,119	25,634	16,439
Feb-22	14,958	24,988	16,187
Mar-22	14,924	25,799	16,197
Apr-22	14,290	23,484	15,250
May-22	14,313	23,452	15,294
Jun-22	13,760	21,490	14,361
Jul-22	14,084	23,506	15,096
Aug-22	13,806	22,629	14,636
Sep-22	13,424	20,531	13,511
Oct-22	13,751	22,214	13,963
Nov-22	14,195	23,374	14,876
Dec-22	13,939	22,005	14,559
Jan-23	14,334	23,521	15,358
Feb-23	14,023	22,971	14,924
Mar-23	14,238	23,585	15,189
Apr-23	14,407	23,837	15,328
May-23	14,298	23,929	15,059
Jun-23	14,827	25,563	15,566
Jul-23	15,117	26,480	15,938
Aug-23	14,936	25,968	15,584
Sep-23	14,513	24,731	15,055
Oct-23	14,198	24,076	14,625
Nov-23	14,986	26,321	15,703
Dec-23	15,685	27,717	16,485
Jan-24	15,783	28,024	16,464
Feb-24	16,357	29,541	16,731
Mar-24	16,859	30,494	17,130
Apr-24	16,184	29,152	16,592
May-24	16,883	30,530	17,030
Jun-24	17,128	31,475	17,175

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	15.52%	6.97%	5.53%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Moderate Target Risk Index	10.34%	5.83%	5.56%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 391,853,611	$ 391,853,611
Holdings Count | Holding	157	157
Advisory Fees Paid, Amount	$ 1,275,428
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$391,853,611
# of Portfolio Holdings	157
Portfolio Turnover Rate	113%
Advisory Fees and Waivers	1,275,428

Holdings [Text Block]

Sector Weighting

Value	Value
Materials	0.3%Footnote Reference
Utilities	0.3%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Energy	2.6%Footnote Reference
Industrials	8.2%Footnote Reference
Communication Services	10.0%Footnote Reference
Consumer Discretionary	13.4%Footnote Reference
Health Care	14.7%Footnote Reference
Financials	15.0%Footnote Reference
Information Technology	33.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	7.2%
Baird Core Plus Bond Fund - Class I	6.9%
Berkshire Hathaway Inc	5.7%
Microsoft Corp	5.1%
Frost Total Return Bond Fund - Class I	4.3%
NVIDIA Corp	3.9%
Amazon.com Inc	3.2%
Alphabet Inc	2.7%
Dodge & Cox Income Fund - Class I	2.3%
Fidelity Advisor High Income Advantage Fund - Class Z	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174350
Shareholder Report [Line Items]
Fund Name	Tactical Income Fund
Class Name	Adviser Class
Trading Symbol	BNDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tactical Income Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$35.69	0.71%

Expenses Paid, Amount	$ 35.69
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Jun-14	10,000	10,000	10,000
Jul-14	9,964	9,975	10,001
Aug-14	10,029	10,085	10,001
Sep-14	9,920	10,017	10,001
Oct-14	9,943	10,115	10,001
Nov-14	9,923	10,187	10,001
Dec-14	9,840	10,196	10,001
Jan-15	9,917	10,410	10,001
Feb-15	9,953	10,312	10,001
Mar-15	9,968	10,360	10,001
Apr-15	9,970	10,323	10,002
May-15	9,962	10,298	10,002
Jun-15	9,807	10,186	10,002
Jul-15	9,840	10,257	10,002
Aug-15	9,758	10,242	10,002
Sep-15	9,693	10,311	10,002
Oct-15	9,795	10,313	10,002
Nov-15	9,682	10,286	10,002
Dec-15	9,593	10,252	10,004
Jan-16	9,606	10,393	10,004
Feb-16	9,664	10,467	10,006
Mar-16	9,780	10,563	10,010
Apr-16	9,932	10,604	10,011
May-16	9,917	10,606	10,012
Jun-16	10,049	10,797	10,015
Jul-16	10,118	10,865	10,017
Aug-16	10,185	10,853	10,020
Sep-16	10,219	10,847	10,023
Oct-16	10,139	10,764	10,025
Nov-16	9,963	10,509	10,027
Dec-16	10,033	10,524	10,030
Jan-17	10,111	10,544	10,034
Feb-17	10,219	10,615	10,038
Mar-17	10,203	10,610	10,040
Apr-17	10,290	10,692	10,046
May-17	10,350	10,774	10,052
Jun-17	10,334	10,763	10,060
Jul-17	10,405	10,809	10,068
Aug-17	10,493	10,906	10,076
Sep-17	10,460	10,854	10,085
Oct-17	10,471	10,861	10,094
Nov-17	10,405	10,847	10,102
Dec-17	10,442	10,897	10,111
Jan-18	10,353	10,771	10,123
Feb-18	10,247	10,669	10,132
Mar-18	10,297	10,737	10,145
Apr-18	10,205	10,658	10,159
May-18	10,247	10,734	10,174
Jun-18	10,235	10,720	10,190
Jul-18	10,247	10,723	10,206
Aug-18	10,286	10,792	10,222
Sep-18	10,247	10,722	10,239
Oct-18	10,156	10,638	10,258
Nov-18	10,177	10,701	10,276
Dec-18	10,290	10,898	10,296
Jan-19	10,433	11,014	10,317
Feb-19	10,455	11,007	10,336
Mar-19	10,604	11,218	10,357
Apr-19	10,629	11,221	10,377
May-19	10,750	11,421	10,399
Jun-19	10,888	11,564	10,421
Jul-19	10,913	11,589	10,440
Aug-19	11,104	11,890	10,459
Sep-19	11,034	11,826	10,477
Oct-19	11,054	11,862	10,495
Nov-19	11,039	11,856	10,508
Dec-19	11,067	11,848	10,524
Jan-20	11,245	12,076	10,537
Feb-20	11,356	12,293	10,551
Mar-20	11,081	12,221	10,572
Apr-20	11,263	12,438	10,573
May-20	11,423	12,496	10,573
Jun-20	11,551	12,575	10,575
Jul-20	11,770	12,762	10,576
Aug-20	11,738	12,659	10,577
Sep-20	11,687	12,652	10,578
Oct-20	11,645	12,596	10,579
Nov-20	11,841	12,720	10,580
Dec-20	11,936	12,737	10,580
Jan-21	11,846	12,646	10,581
Feb-21	11,706	12,463	10,582
Mar-21	11,647	12,308	10,582
Apr-21	11,737	12,405	10,582
May-21	11,752	12,445	10,582
Jun-21	11,845	12,533	10,582
Jul-21	11,854	12,673	10,583
Aug-21	11,867	12,649	10,583
Sep-21	11,798	12,539	10,583
Oct-21	11,775	12,536	10,584
Nov-21	11,739	12,573	10,584
Dec-21	11,745	12,541	10,585
Jan-22	11,588	12,271	10,585
Feb-22	11,542	12,134	10,586
Mar-22	11,414	11,796	10,588
Apr-22	11,371	11,349	10,591
May-22	11,359	11,422	10,596
Jun-22	11,053	11,243	10,601
Jul-22	11,090	11,518	10,610
Aug-22	11,029	11,192	10,630
Sep-22	10,963	10,709	10,652
Oct-22	10,971	10,570	10,674
Nov-22	11,131	10,959	10,708
Dec-22	11,082	10,909	10,746
Jan-23	11,268	11,245	10,782
Feb-23	11,156	10,954	10,820
Mar-23	11,255	11,232	10,863
Apr-23	11,299	11,300	10,905
May-23	11,260	11,177	10,949
Jun-23	11,323	11,137	10,996
Jul-23	11,405	11,130	11,044
Aug-23	11,382	11,059	11,094
Sep-23	11,347	10,778	11,144
Oct-23	11,321	10,607	11,195
Nov-23	11,616	11,088	11,245
Dec-23	11,917	11,512	11,298
Jan-24	11,962	11,481	11,347
Feb-24	11,955	11,318	11,395
Mar-24	12,072	11,423	11,447
Apr-24	11,964	11,134	11,497
May-24	12,104	11,323	11,553
Jun-24	12,183	11,430	11,601

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	7.60%	2.27%	1.99%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	5.50%	2.17%	1.50%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 74,359,352	$ 74,359,352
Holdings Count | Holding	14	14
Advisory Fees Paid, Amount	$ 141,954
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$74,359,352
# of Portfolio Holdings	14
Portfolio Turnover Rate	69%
Advisory Fees and Waivers	141,954

Holdings [Text Block]

Sector Weighting

Value	Value
International Fixed Income	6.7%Footnote Reference
Money Market Registered Investment Companies	17.6%Footnote Reference
U.S. Fixed Income	75.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

PIMCO Low Duration Income Fund - Class I	14.5%
Fidelity Advisor High Income Advantage Fund - Class Z	12.3%
BrandywineGLOBAL High Yield Fund - Class I	12.2%
Frost Total Return Bond Fund - Class I	11.7%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	10.2%
Fidelity Total Bond Fund - Class Z	9.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF	6.7%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	4.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174342
Shareholder Report [Line Items]
Fund Name	Dynamic Allocation Fund
Class Name	Adviser Class
Trading Symbol	DYGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dynamic Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$48.62	0.92%

Expenses Paid, Amount	$ 48.62
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	10,018	9,803	9,802
Aug-14	10,392	10,214	10,073
Sep-14	10,114	10,001	9,718
Oct-14	10,357	10,276	9,855
Nov-14	10,656	10,525	9,977
Dec-14	10,642	10,525	9,849
Jan-15	10,366	10,232	9,675
Feb-15	10,908	10,825	10,174
Mar-15	10,759	10,715	10,064
Apr-15	10,770	10,763	10,278
May-15	10,876	10,912	10,299
Jun-15	10,653	10,729	10,098
Jul-15	10,791	10,909	10,112
Aug-15	10,111	10,250	9,517
Sep-15	9,760	9,952	9,205
Oct-15	10,410	10,738	9,829
Nov-15	10,474	10,797	9,792
Dec-15	10,274	10,576	9,586
Jan-16	9,648	9,979	9,036
Feb-16	9,506	9,976	9,037
Mar-16	10,142	10,678	9,710
Apr-16	10,109	10,744	9,870
May-16	10,230	10,936	9,920
Jun-16	10,219	10,959	9,926
Jul-16	10,604	11,394	10,346
Aug-16	10,593	11,423	10,392
Sep-16	10,627	11,441	10,448
Oct-16	10,333	11,193	10,247
Nov-16	10,654	11,694	10,465
Dec-16	10,838	11,922	10,673
Jan-17	11,005	12,147	10,931
Feb-17	11,428	12,599	11,235
Mar-17	11,406	12,607	11,330
Apr-17	11,540	12,741	11,477
May-17	11,730	12,871	11,648
Jun-17	11,786	12,987	11,736
Jul-17	12,065	13,232	12,017
Aug-17	12,154	13,258	12,051
Sep-17	12,411	13,581	12,307
Oct-17	12,746	13,877	12,544
Nov-17	13,003	14,299	12,823
Dec-17	13,160	14,442	13,015
Jan-18	13,910	15,203	13,644
Feb-18	13,366	14,642	13,101
Mar-18	13,124	14,349	12,928
Apr-18	13,233	14,403	13,003
May-18	13,426	14,810	13,105
Jun-18	13,281	14,907	13,076
Jul-18	13,669	15,401	13,424
Aug-18	13,936	15,942	13,585
Sep-18	13,924	15,968	13,587
Oct-18	12,941	14,793	12,610
Nov-18	13,123	15,089	12,846
Dec-18	12,042	13,685	11,952
Jan-19	12,986	14,859	12,927
Feb-19	13,305	15,382	13,285
Mar-19	13,446	15,606	13,414
Apr-19	13,815	16,230	13,821
May-19	12,980	15,179	13,057
Jun-19	13,821	16,246	13,870
Jul-19	13,882	16,487	13,919
Aug-19	13,612	16,151	13,596
Sep-19	13,858	16,434	13,918
Oct-19	14,154	16,788	14,257
Nov-19	14,548	17,426	14,581
Dec-19	14,967	17,929	15,049
Jan-20	14,716	17,910	14,833
Feb-20	13,623	16,444	13,658
Mar-20	11,976	14,182	11,630
Apr-20	13,321	16,061	12,831
May-20	14,025	16,919	13,413
Jun-20	14,339	17,306	13,758
Jul-20	15,020	18,289	14,404
Aug-20	15,979	19,614	15,120
Sep-20	15,444	18,900	14,722
Oct-20	15,015	18,492	14,464
Nov-20	16,606	20,741	16,297
Dec-20	17,340	21,675	17,044
Jan-21	17,340	21,578	16,972
Feb-21	17,688	22,253	17,499
Mar-21	18,281	23,050	18,003
Apr-21	19,002	24,238	18,723
May-21	19,286	24,349	19,052
Jun-21	19,556	24,950	19,181
Jul-21	19,724	25,371	19,264
Aug-21	20,213	26,095	19,678
Sep-21	19,384	24,924	18,980
Oct-21	20,470	26,610	19,741
Nov-21	20,095	26,205	19,143
Dec-21	20,812	27,236	19,993
Jan-22	19,777	25,634	19,026
Feb-22	19,363	24,988	18,712
Mar-22	19,792	25,799	19,022
Apr-22	18,224	23,484	17,671
May-22	18,313	23,452	17,690
Jun-22	16,819	21,490	16,188
Jul-22	18,002	23,506	17,273
Aug-22	17,247	22,629	16,714
Sep-22	15,842	20,531	15,163
Oct-22	17,116	22,214	16,088
Nov-22	18,434	23,374	17,363
Dec-22	17,643	22,005	16,808
Jan-23	18,700	23,521	18,006
Feb-23	18,133	22,971	17,472
Mar-23	18,715	23,585	17,717
Apr-23	19,052	23,837	17,897
May-23	18,776	23,929	17,522
Jun-23	19,834	25,563	18,494
Jul-23	20,388	26,480	19,195
Aug-23	20,003	25,968	18,615
Sep-23	19,219	24,731	17,892
Oct-23	18,617	24,076	17,252
Nov-23	20,161	26,321	18,808
Dec-23	21,299	27,717	19,884
Jan-24	21,393	28,024	19,856
Feb-24	22,480	29,541	20,532
Mar-24	23,350	30,494	21,190
Apr-24	22,306	29,152	20,446
May-24	23,444	30,530	21,076
Jun-24	23,755	31,475	21,245

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	19.77%	11.44%	9.04%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Aggressive Target Risk Index	14.87%	8.90%	7.83%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 337,595,208	$ 337,595,208
Holdings Count | Holding	145	145
Advisory Fees Paid, Amount	$ 1,060,409
InvestmentCompanyPortfolioTurnover	148.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$337,595,208
# of Portfolio Holdings	145
Portfolio Turnover Rate	148%
Advisory Fees and Waivers	1,060,409

Holdings [Text Block]

Sector Weighting

Value	Value
Real Estate	0.0%Footnote Reference
Utilities	0.2%Footnote Reference
Materials	0.3%Footnote Reference
Consumer Staples	2.2%Footnote Reference
Energy	2.2%Footnote Reference
Industrials	8.2%Footnote Reference
Communication Services	9.9%Footnote Reference
Consumer Discretionary	13.4%Footnote Reference
Financials	14.7%Footnote Reference
Health Care	14.7%Footnote Reference
Information Technology	34.2%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway Inc	5.9%
Microsoft Corp	5.4%
NVIDIA Corp	4.1%
Amazon.com Inc	3.2%
Alphabet Inc	3.1%
Meta Platforms Inc	2.0%
Apple Inc	2.0%
Texas Instruments Inc	1.9%
Johnson & Johnson	1.8%
Merck & Co Inc	1.5%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000112985
Shareholder Report [Line Items]
Fund Name	Spectrum Fund
Class Name	Retail Class
Trading Symbol	FLSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Spectrum Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$65.53	1.24%

Expenses Paid, Amount	$ 65.53
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jan-15	10,000	10,000	10,000
Jan-15	9,770	9,722	9,925
Feb-15	10,350	10,285	10,216
Mar-15	10,310	10,180	10,137
Apr-15	10,170	10,226	10,271
May-15	10,290	10,368	10,263
Jun-15	10,100	10,194	10,115
Jul-15	10,280	10,365	10,140
Aug-15	9,770	9,739	9,777
Sep-15	9,650	9,455	9,596
Oct-15	10,050	10,202	10,000
Nov-15	10,090	10,258	9,959
Dec-15	9,879	10,048	9,821
Jan-16	9,463	9,481	9,509
Feb-16	9,504	9,478	9,555
Mar-16	9,920	10,145	10,032
Apr-16	9,808	10,208	10,158
May-16	9,940	10,391	10,187
Jun-16	9,869	10,412	10,273
Jul-16	10,214	10,825	10,560
Aug-16	10,224	10,853	10,582
Sep-16	10,235	10,870	10,622
Oct-16	10,123	10,635	10,467
Nov-16	10,417	11,111	10,524
Dec-16	10,568	11,327	10,663
Jan-17	10,702	11,541	10,835
Feb-17	11,113	11,970	11,054
Mar-17	11,113	11,978	11,109
Apr-17	11,185	12,105	11,225
May-17	11,267	12,229	11,355
Jun-17	11,318	12,339	11,398
Jul-17	11,534	12,572	11,592
Aug-17	11,586	12,596	11,650
Sep-17	11,853	12,903	11,785
Oct-17	12,151	13,185	11,932
Nov-17	12,449	13,585	12,094
Dec-17	12,605	13,721	12,225
Jan-18	13,242	14,444	12,558
Feb-18	12,759	13,912	12,197
Mar-18	12,496	13,633	12,119
Apr-18	12,595	13,684	12,132
May-18	12,770	14,071	12,206
Jun-18	12,715	14,163	12,187
Jul-18	13,089	14,633	12,399
Aug-18	13,495	15,147	12,508
Sep-18	13,495	15,172	12,494
Oct-18	12,386	14,055	11,906
Nov-18	12,485	14,336	12,072
Dec-18	12,106	13,002	11,644
Jan-19	12,284	14,118	12,283
Feb-19	12,439	14,614	12,496
Mar-19	12,484	14,828	12,654
Apr-19	12,828	15,420	12,898
May-19	12,028	14,422	12,513
Jun-19	12,750	15,435	13,050
Jul-19	12,850	15,664	13,092
Aug-19	12,606	15,345	12,980
Sep-19	12,828	15,614	13,170
Oct-19	12,939	15,950	13,389
Nov-19	13,340	16,557	13,574
Dec-19	13,683	17,035	13,859
Jan-20	13,380	17,016	13,823
Feb-20	12,303	15,623	13,210
Mar-20	10,787	13,475	12,005
Apr-20	11,191	15,259	12,860
May-20	11,348	16,075	13,272
Jun-20	11,472	16,443	13,534
Jul-20	11,932	17,376	14,014
Aug-20	12,707	18,635	14,435
Sep-20	12,314	17,957	14,184
Oct-20	11,921	17,569	13,993
Nov-20	13,067	19,707	15,172
Dec-20	13,652	20,593	15,636
Jan-21	13,663	20,501	15,541
Feb-21	13,978	21,142	15,729
Mar-21	14,494	21,900	15,975
Apr-21	15,146	23,029	16,435
May-21	15,315	23,134	16,662
Jun-21	15,573	23,705	16,771
Jul-21	15,730	24,105	16,891
Aug-21	16,135	24,793	17,112
Sep-21	15,542	23,681	16,658
Oct-21	16,307	25,282	17,069
Nov-21	16,059	24,897	16,759
Dec-21	16,461	25,877	17,230
Jan-22	15,809	24,355	16,579
Feb-22	15,643	23,741	16,325
Mar-22	15,738	24,512	16,336
Apr-22	14,908	22,312	15,381
May-22	14,920	22,282	15,425
Jun-22	14,374	20,418	14,484
Jul-22	14,801	22,333	15,225
Aug-22	14,457	21,500	14,761
Sep-22	13,937	19,506	13,626
Oct-22	14,424	21,106	14,082
Nov-22	14,938	22,208	15,004
Dec-22	14,564	20,907	14,684
Jan-23	15,162	22,347	15,489
Feb-23	14,796	21,825	15,052
Mar-23	14,967	22,408	15,319
Apr-23	15,150	22,647	15,459
May-23	15,028	22,735	15,187
Jun-23	15,784	24,288	15,699
Jul-23	16,225	25,158	16,074
Aug-23	15,931	24,673	15,717
Sep-23	15,319	23,497	15,183
Oct-23	14,865	22,875	14,750
Nov-23	15,786	25,008	15,837
Dec-23	16,554	26,334	16,626
Jan-24	16,660	26,626	16,604
Feb-24	17,520	28,067	16,874
Mar-24	18,169	28,973	17,276
Apr-24	17,361	27,698	16,734
May-24	18,394	29,006	17,175
Jun-24	18,632	29,904	17,322

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Retail Class (Inception Date: 1/1/15)	18.04%	7.88%	6.77%
Russell 3000 Index	23.13%	14.14%	12.23%
Morningstar Moderate Target Risk Index	10.34%	5.83%	5.96%

Performance Inception Date		Jan. 01, 2015
AssetsNet	$ 211,678,626	$ 211,678,626
Holdings Count | Holding	496	496
Advisory Fees Paid, Amount	$ 747,751
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$211,678,626
# of Portfolio Holdings	496
Portfolio Turnover Rate	139%
Advisory Fees and Waivers	747,751

Holdings [Text Block]

Sector Weighting

Value	Value
Real Estate	- 2.5%Footnote Reference
Materials	- 1.2%Footnote Reference
Consumer Staples	1.6%Footnote Reference
Utilities	1.6%Footnote Reference
Communication Services	8.3%Footnote Reference
Industrials	8.5%Footnote Reference
Energy	8.9%Footnote Reference
Health Care	10.2%Footnote Reference
Consumer Discretionary	14.0%Footnote Reference
Financials	15.5%Footnote Reference
Information Technology	35.1%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp	5.1%
iShares Short Treasury Bond ETF	4.4%
Berkshire Hathaway Inc	4.3%
NVIDIA Corp	3.9%
Apple Inc	3.4%
Mastercard Inc	2.7%
Alphabet Inc	2.6%
Amazon.com Inc	2.4%
Texas Instruments Inc	2.3%
Exxon Mobil Corp	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174349
Shareholder Report [Line Items]
Fund Name	Tactical Income Fund
Class Name	Institutional Class
Trading Symbol	BNDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tactical Income Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$40.18	0.80%

Expenses Paid, Amount	$ 40.18
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Jun-14	10,000	10,000	10,000
Jul-14	9,964	9,975	10,001
Aug-14	10,029	10,085	10,001
Sep-14	9,920	10,017	10,001
Oct-14	9,943	10,115	10,001
Nov-14	9,923	10,187	10,001
Dec-14	9,840	10,196	10,001
Jan-15	9,917	10,410	10,001
Feb-15	9,953	10,312	10,001
Mar-15	9,968	10,360	10,001
Apr-15	9,970	10,323	10,002
May-15	9,962	10,298	10,002
Jun-15	9,807	10,186	10,002
Jul-15	9,840	10,257	10,002
Aug-15	9,758	10,242	10,002
Sep-15	9,693	10,311	10,002
Oct-15	9,795	10,313	10,002
Nov-15	9,682	10,286	10,002
Dec-15	9,593	10,252	10,004
Jan-16	9,606	10,393	10,004
Feb-16	9,664	10,467	10,006
Mar-16	9,780	10,563	10,010
Apr-16	9,932	10,604	10,011
May-16	9,917	10,606	10,012
Jun-16	10,049	10,797	10,015
Jul-16	10,118	10,865	10,017
Aug-16	10,185	10,853	10,020
Sep-16	10,219	10,847	10,023
Oct-16	10,139	10,764	10,025
Nov-16	9,963	10,509	10,027
Dec-16	10,030	10,524	10,030
Jan-17	10,108	10,544	10,034
Feb-17	10,227	10,615	10,038
Mar-17	10,211	10,610	10,040
Apr-17	10,298	10,692	10,046
May-17	10,358	10,774	10,052
Jun-17	10,331	10,763	10,060
Jul-17	10,413	10,809	10,068
Aug-17	10,496	10,906	10,076
Sep-17	10,463	10,854	10,085
Oct-17	10,485	10,861	10,094
Nov-17	10,413	10,847	10,102
Dec-17	10,451	10,897	10,111
Jan-18	10,362	10,771	10,123
Feb-18	10,260	10,669	10,132
Mar-18	10,313	10,737	10,145
Apr-18	10,221	10,658	10,159
May-18	10,266	10,734	10,174
Jun-18	10,255	10,720	10,190
Jul-18	10,271	10,723	10,206
Aug-18	10,310	10,792	10,222
Sep-18	10,271	10,722	10,239
Oct-18	10,186	10,638	10,258
Nov-18	10,197	10,701	10,276
Dec-18	10,324	10,898	10,296
Jan-19	10,466	11,014	10,317
Feb-19	10,489	11,007	10,336
Mar-19	10,638	11,218	10,357
Apr-19	10,667	11,221	10,377
May-19	10,794	11,421	10,399
Jun-19	10,932	11,564	10,421
Jul-19	10,950	11,589	10,440
Aug-19	11,143	11,890	10,459
Sep-19	11,085	11,826	10,477
Oct-19	11,107	11,862	10,495
Nov-19	11,080	11,856	10,508
Dec-19	11,115	11,848	10,524
Jan-20	11,296	12,076	10,537
Feb-20	11,396	12,293	10,551
Mar-20	11,131	12,221	10,572
Apr-20	11,302	12,438	10,573
May-20	11,473	12,496	10,573
Jun-20	11,602	12,575	10,575
Jul-20	11,824	12,762	10,576
Aug-20	11,792	12,659	10,577
Sep-20	11,741	12,652	10,578
Oct-20	11,699	12,596	10,579
Nov-20	11,896	12,720	10,580
Dec-20	11,989	12,737	10,580
Jan-21	11,899	12,646	10,581
Feb-21	11,760	12,463	10,582
Mar-21	11,700	12,308	10,582
Apr-21	11,778	12,405	10,582
May-21	11,806	12,445	10,582
Jun-21	11,898	12,533	10,582
Jul-21	11,905	12,673	10,583
Aug-21	11,919	12,649	10,583
Sep-21	11,836	12,539	10,583
Oct-21	11,825	12,536	10,584
Nov-21	11,777	12,573	10,584
Dec-21	11,795	12,541	10,585
Jan-22	11,638	12,271	10,585
Feb-22	11,579	12,134	10,586
Mar-22	11,460	11,796	10,588
Apr-22	11,405	11,349	10,591
May-22	11,393	11,422	10,596
Jun-22	11,098	11,243	10,601
Jul-22	11,135	11,518	10,610
Aug-22	11,061	11,192	10,630
Sep-22	10,992	10,709	10,652
Oct-22	11,001	10,570	10,674
Nov-22	11,161	10,959	10,708
Dec-22	11,123	10,909	10,746
Jan-23	11,297	11,245	10,782
Feb-23	11,185	10,954	10,820
Mar-23	11,297	11,232	10,863
Apr-23	11,341	11,300	10,905
May-23	11,285	11,177	10,949
Jun-23	11,348	11,137	10,996
Jul-23	11,430	11,130	11,044
Aug-23	11,407	11,059	11,094
Sep-23	11,371	10,778	11,144
Oct-23	11,355	10,607	11,195
Nov-23	11,638	11,088	11,245
Dec-23	11,950	11,512	11,298
Jan-24	11,982	11,481	11,347
Feb-24	11,989	11,318	11,395
Mar-24	12,102	11,423	11,447
Apr-24	11,994	11,134	11,497
May-24	12,134	11,323	11,553
Jun-24	12,200	11,430	11,601

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	7.51%	2.22%	2.01%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	5.50%	2.17%	1.50%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 74,359,352	$ 74,359,352
Holdings Count | Holding	14	14
Advisory Fees Paid, Amount	$ 141,954
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$74,359,352
# of Portfolio Holdings	14
Portfolio Turnover Rate	69%
Advisory Fees and Waivers	141,954

Holdings [Text Block]

Sector Weighting

Value	Value
International Fixed Income	6.7%Footnote Reference
Money Market Registered Investment Companies	17.6%Footnote Reference
U.S. Fixed Income	75.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

PIMCO Low Duration Income Fund - Class I	14.5%
Fidelity Advisor High Income Advantage Fund - Class Z	12.3%
BrandywineGLOBAL High Yield Fund - Class I	12.2%
Frost Total Return Bond Fund - Class I	11.7%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	10.2%
Fidelity Total Bond Fund - Class Z	9.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF	6.7%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	4.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000176586
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Adviser Class
Trading Symbol	IFAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Conservative Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$44.13	0.87%

Expenses Paid, Amount	$ 44.13
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	9,622	9,975	9,931
Aug-14	10,111	10,085	10,037
Sep-14	9,718	10,017	9,874
Oct-14	9,880	10,115	9,937
Nov-14	9,865	10,187	9,983
Dec-14	9,681	10,196	9,927
Jan-15	9,463	10,410	9,974
Feb-15	9,793	10,312	10,027
Mar-15	9,703	10,360	9,987
Apr-15	9,892	10,323	10,045
May-15	9,883	10,298	10,001
Jun-15	9,426	10,186	9,926
Jul-15	9,343	10,257	9,953
Aug-15	8,835	10,242	9,839
Sep-15	8,267	10,311	9,810
Oct-15	8,754	10,313	9,944
Nov-15	8,360	10,286	9,885
Dec-15	8,043	10,252	9,836
Jan-16	7,833	10,393	9,810
Feb-16	7,893	10,467	9,886
Mar-16	8,531	10,563	10,114
Apr-16	8,822	10,604	10,197
May-16	9,077	10,606	10,188
Jun-16	9,372	10,797	10,340
Jul-16	9,557	10,865	10,466
Aug-16	9,506	10,853	10,459
Sep-16	9,780	10,847	10,489
Oct-16	9,401	10,764	10,383
Nov-16	9,463	10,509	10,245
Dec-16	9,640	10,524	10,296
Jan-17	9,608	10,544	10,374
Feb-17	9,771	10,615	10,479
Mar-17	9,924	10,610	10,501
Apr-17	9,929	10,692	10,588
May-17	9,978	10,774	10,680
Jun-17	9,974	10,763	10,675
Jul-17	10,254	10,809	10,774
Aug-17	10,191	10,906	10,848
Sep-17	10,231	10,854	10,862
Oct-17	10,168	10,861	10,909
Nov-17	10,317	10,847	10,955
Dec-17	10,411	10,897	11,017
Jan-18	10,521	10,771	11,068
Feb-18	10,338	10,669	10,911
Mar-18	10,302	10,737	10,923
Apr-18	10,270	10,658	10,877
May-18	10,338	10,734	10,927
Jun-18	10,311	10,720	10,923
Jul-18	10,435	10,723	10,993
Aug-18	10,536	10,792	11,055
Sep-18	10,522	10,722	11,021
Oct-18	10,181	10,638	10,807
Nov-18	10,190	10,701	10,895
Dec-18	10,151	10,898	10,885
Jan-19	10,350	11,014	11,165
Feb-19	10,430	11,007	11,228
Mar-19	10,549	11,218	11,393
Apr-19	10,653	11,221	11,469
May-19	10,506	11,421	11,459
Jun-19	10,820	11,564	11,707
Jul-19	10,882	11,589	11,738
Aug-19	10,910	11,890	11,832
Sep-19	10,934	11,826	11,873
Oct-19	11,002	11,862	11,965
Nov-19	11,078	11,856	12,007
Dec-19	11,218	11,848	12,106
Jan-20	11,281	12,076	12,230
Feb-20	11,053	12,293	12,159
Mar-20	10,451	12,221	11,698
Apr-20	10,685	12,438	12,114
May-20	10,899	12,496	12,312
Jun-20	11,006	12,575	12,456
Jul-20	11,314	12,762	12,742
Aug-20	11,504	12,659	12,833
Sep-20	11,363	12,652	12,745
Oct-20	11,235	12,596	12,652
Nov-20	11,716	12,720	13,112
Dec-20	11,968	12,737	13,286
Jan-21	11,908	12,646	13,191
Feb-21	11,904	12,463	13,074
Mar-21	12,012	12,308	13,073
Apr-21	12,245	12,405	13,282
May-21	12,305	12,445	13,395
Jun-21	12,434	12,533	13,476
Jul-21	12,479	12,673	13,604
Aug-21	12,569	12,649	13,651
Sep-21	12,379	12,539	13,435
Oct-21	12,534	12,536	13,529
Nov-21	12,454	12,573	13,465
Dec-21	12,571	12,541	13,586
Jan-22	12,308	12,271	13,243
Feb-22	12,219	12,134	13,071
Mar-22	12,092	11,796	12,850
Apr-22	11,772	11,349	12,303
May-22	11,782	11,422	12,356
Jun-22	11,304	11,243	11,953
Jul-22	11,467	11,518	12,342
Aug-22	11,309	11,192	11,994
Sep-22	11,088	10,709	11,318
Oct-22	11,162	10,570	11,385
Nov-22	11,444	10,959	11,910
Dec-22	11,322	10,909	11,800
Jan-23	11,611	11,245	12,221
Feb-23	11,413	10,954	11,912
Mar-23	11,558	11,232	12,169
Apr-23	11,628	11,300	12,257
May-23	11,520	11,177	12,093
Jun-23	11,714	11,137	12,206
Jul-23	11,850	11,130	12,311
Aug-23	11,763	11,059	12,163
Sep-23	11,562	10,778	11,832
Oct-23	11,436	10,607	11,615
Nov-23	11,940	11,088	12,223
Dec-23	12,461	11,512	12,713
Jan-24	12,483	11,481	12,686
Feb-24	12,599	11,318	12,642
Mar-24	12,837	11,423	12,810
Apr-24	12,475	11,134	12,474
May-24	12,821	11,323	12,729
Jun-24	12,960	11,430	12,838

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	10.63%	3.68%	2.63%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Morningstar Conservative Target Risk Index	5.18%	1.86%	2.53%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 133,249,326	$ 133,249,326
Holdings Count | Holding	136	136
Advisory Fees Paid, Amount	$ 321,819
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$133,249,326
# of Portfolio Holdings	136
Portfolio Turnover Rate	72%
Advisory Fees and Waivers	321,819

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Materials	0.5%Footnote Reference
Consumer Staples	2.5%Footnote Reference
Energy	2.9%Footnote Reference
Industrials	8.1%Footnote Reference
Communication Services	9.4%Footnote Reference
Consumer Discretionary	12.9%Footnote Reference
Health Care	14.3%Footnote Reference
Financials	14.4%Footnote Reference
Information Technology	34.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	17.3%
Baird Core Plus Bond Fund - Class I	16.7%
Frost Total Return Bond Fund - Class I	8.7%
Dodge & Cox Income Fund - Class I	5.5%
Fidelity Advisor High Income Advantage Fund - Class Z	5.2%
BrandywineGLOBAL High Yield Fund - Class I	5.2%
iShares 20+ Year Treasury Bond ETF	5.1%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	3.4%
Berkshire Hathaway Inc	2.3%
Microsoft Corp	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174341
Shareholder Report [Line Items]
Fund Name	Dynamic Allocation Fund
Class Name	Institutional Class
Trading Symbol	DYGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dynamic Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$52.79	1.00%

Expenses Paid, Amount	$ 52.79
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	10,018	9,803	9,802
Aug-14	10,392	10,214	10,073
Sep-14	10,114	10,001	9,718
Oct-14	10,357	10,276	9,855
Nov-14	10,656	10,525	9,977
Dec-14	10,642	10,525	9,849
Jan-15	10,366	10,232	9,675
Feb-15	10,908	10,825	10,174
Mar-15	10,759	10,715	10,064
Apr-15	10,770	10,763	10,278
May-15	10,876	10,912	10,299
Jun-15	10,653	10,729	10,098
Jul-15	10,791	10,909	10,112
Aug-15	10,111	10,250	9,517
Sep-15	9,760	9,952	9,205
Oct-15	10,410	10,738	9,829
Nov-15	10,474	10,797	9,792
Dec-15	10,274	10,576	9,586
Jan-16	9,648	9,979	9,036
Feb-16	9,506	9,976	9,037
Mar-16	10,142	10,678	9,710
Apr-16	10,109	10,744	9,870
May-16	10,230	10,936	9,920
Jun-16	10,219	10,959	9,926
Jul-16	10,604	11,394	10,346
Aug-16	10,593	11,423	10,392
Sep-16	10,627	11,441	10,448
Oct-16	10,333	11,193	10,247
Nov-16	10,654	11,694	10,465
Dec-16	10,829	11,922	10,673
Jan-17	11,007	12,147	10,931
Feb-17	11,430	12,599	11,235
Mar-17	11,408	12,607	11,330
Apr-17	11,531	12,741	11,477
May-17	11,720	12,871	11,648
Jun-17	11,787	12,987	11,736
Jul-17	12,067	13,232	12,017
Aug-17	12,157	13,258	12,051
Sep-17	12,425	13,581	12,307
Oct-17	12,760	13,877	12,544
Nov-17	13,018	14,299	12,823
Dec-17	13,168	14,442	13,015
Jan-18	13,932	15,203	13,644
Feb-18	13,374	14,642	13,101
Mar-18	13,144	14,349	12,928
Apr-18	13,253	14,403	13,003
May-18	13,447	14,810	13,105
Jun-18	13,314	14,907	13,076
Jul-18	13,703	15,401	13,424
Aug-18	13,983	15,942	13,585
Sep-18	13,971	15,968	13,587
Oct-18	12,985	14,793	12,610
Nov-18	13,167	15,089	12,846
Dec-18	12,091	13,685	11,952
Jan-19	13,039	14,859	12,927
Feb-19	13,359	15,382	13,285
Mar-19	13,507	15,606	13,414
Apr-19	13,877	16,230	13,821
May-19	13,026	15,179	13,057
Jun-19	13,877	16,246	13,870
Jul-19	13,951	16,487	13,919
Aug-19	13,679	16,151	13,596
Sep-19	13,926	16,434	13,918
Oct-19	14,224	16,788	14,257
Nov-19	14,621	17,426	14,581
Dec-19	15,041	17,929	15,049
Jan-20	14,788	17,910	14,833
Feb-20	13,689	16,444	13,658
Mar-20	12,033	14,182	11,630
Apr-20	13,398	16,061	12,831
May-20	14,106	16,919	13,413
Jun-20	14,426	17,306	13,758
Jul-20	15,111	18,289	14,404
Aug-20	16,075	19,614	15,120
Sep-20	15,531	18,900	14,722
Oct-20	15,098	18,492	14,464
Nov-20	16,700	20,741	16,297
Dec-20	17,439	21,675	17,044
Jan-21	17,426	21,578	16,972
Feb-21	17,789	22,253	17,499
Mar-21	18,373	23,050	18,003
Apr-21	19,099	24,238	18,723
May-21	19,384	24,349	19,052
Jun-21	19,656	24,950	19,181
Jul-21	19,825	25,371	19,264
Aug-21	20,318	26,095	19,678
Sep-21	19,481	24,924	18,980
Oct-21	20,574	26,610	19,741
Nov-21	20,184	26,205	19,143
Dec-21	20,905	27,236	19,993
Jan-22	19,878	25,634	19,026
Feb-22	19,446	24,988	18,712
Mar-22	19,893	25,799	19,022
Apr-22	18,315	23,484	17,671
May-22	18,404	23,452	17,690
Jun-22	16,900	21,490	16,188
Jul-22	18,091	23,506	17,273
Aug-22	17,332	22,629	16,714
Sep-22	15,917	20,531	15,163
Oct-22	17,184	22,214	16,088
Nov-22	18,511	23,374	17,363
Dec-22	17,715	22,005	16,808
Jan-23	18,779	23,521	18,006
Feb-23	18,209	22,971	17,472
Mar-23	18,795	23,585	17,717
Apr-23	19,134	23,837	17,897
May-23	18,856	23,929	17,522
Jun-23	19,906	25,563	18,494
Jul-23	20,463	26,480	19,195
Aug-23	20,092	25,968	18,615
Sep-23	19,287	24,731	17,892
Oct-23	18,681	24,076	17,252
Nov-23	20,234	26,321	18,808
Dec-23	21,390	27,717	19,884
Jan-24	21,468	28,024	19,856
Feb-24	22,562	29,541	20,532
Mar-24	23,437	30,494	21,190
Apr-24	22,387	29,152	20,446
May-24	23,531	30,530	21,076
Jun-24	23,829	31,475	21,245

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	19.71%	11.42%	9.07%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Aggressive Target Risk Index	14.87%	8.90%	7.83%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 337,595,208	$ 337,595,208
Holdings Count | Holding	145	145
Advisory Fees Paid, Amount	$ 1,060,409
InvestmentCompanyPortfolioTurnover	148.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$337,595,208
# of Portfolio Holdings	145
Portfolio Turnover Rate	148%
Advisory Fees and Waivers	1,060,409

Holdings [Text Block]

Sector Weighting

Value	Value
Real Estate	0.0%Footnote Reference
Utilities	0.2%Footnote Reference
Materials	0.3%Footnote Reference
Consumer Staples	2.2%Footnote Reference
Energy	2.2%Footnote Reference
Industrials	8.2%Footnote Reference
Communication Services	9.9%Footnote Reference
Consumer Discretionary	13.4%Footnote Reference
Financials	14.7%Footnote Reference
Health Care	14.7%Footnote Reference
Information Technology	34.2%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway Inc	5.9%
Microsoft Corp	5.4%
NVIDIA Corp	4.1%
Amazon.com Inc	3.2%
Alphabet Inc	3.1%
Meta Platforms Inc	2.0%
Apple Inc	2.0%
Texas Instruments Inc	1.9%
Johnson & Johnson	1.8%
Merck & Co Inc	1.5%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000174352
Shareholder Report [Line Items]
Fund Name	Spectrum Fund
Class Name	Adviser Class
Trading Symbol	SRUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Spectrum Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$41.82	0.79%

Expenses Paid, Amount	$ 41.82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jan-15	10,000	10,000	10,000
Jan-15	9,770	9,722	9,925
Feb-15	10,350	10,285	10,216
Mar-15	10,310	10,180	10,137
Apr-15	10,170	10,226	10,271
May-15	10,290	10,368	10,263
Jun-15	10,100	10,194	10,115
Jul-15	10,280	10,365	10,140
Aug-15	9,770	9,739	9,777
Sep-15	9,650	9,455	9,596
Oct-15	10,050	10,202	10,000
Nov-15	10,090	10,258	9,959
Dec-15	9,879	10,048	9,821
Jan-16	9,463	9,481	9,509
Feb-16	9,504	9,478	9,555
Mar-16	9,920	10,145	10,032
Apr-16	9,808	10,208	10,158
May-16	9,940	10,391	10,187
Jun-16	9,869	10,412	10,273
Jul-16	10,214	10,825	10,560
Aug-16	10,224	10,853	10,582
Sep-16	10,235	10,870	10,622
Oct-16	10,123	10,635	10,467
Nov-16	10,417	11,111	10,524
Dec-16	10,577	11,327	10,663
Jan-17	10,711	11,541	10,835
Feb-17	11,122	11,970	11,054
Mar-17	11,132	11,978	11,109
Apr-17	11,204	12,105	11,225
May-17	11,297	12,229	11,355
Jun-17	11,338	12,339	11,398
Jul-17	11,564	12,572	11,592
Aug-17	11,626	12,596	11,650
Sep-17	11,893	12,903	11,785
Oct-17	12,191	13,185	11,932
Nov-17	12,489	13,585	12,094
Dec-17	12,656	13,721	12,225
Jan-18	13,303	14,444	12,558
Feb-18	12,809	13,912	12,197
Mar-18	12,557	13,633	12,119
Apr-18	12,656	13,684	12,132
May-18	12,831	14,071	12,206
Jun-18	12,776	14,163	12,187
Jul-18	13,149	14,633	12,399
Aug-18	13,577	15,147	12,508
Sep-18	13,577	15,172	12,494
Oct-18	12,469	14,055	11,906
Nov-18	12,557	14,336	12,072
Dec-18	12,190	13,002	11,644
Jan-19	12,357	14,118	12,283
Feb-19	12,513	14,614	12,496
Mar-19	12,569	14,828	12,654
Apr-19	12,914	15,420	12,898
May-19	12,113	14,422	12,513
Jun-19	12,836	15,435	13,050
Jul-19	12,947	15,664	13,092
Aug-19	12,691	15,345	12,980
Sep-19	12,925	15,614	13,170
Oct-19	13,048	15,950	13,389
Nov-19	13,448	16,557	13,574
Dec-19	13,796	17,035	13,859
Jan-20	13,504	17,016	13,823
Feb-20	12,413	15,623	13,210
Mar-20	10,884	13,475	12,005
Apr-20	11,300	15,259	12,860
May-20	11,468	16,075	13,272
Jun-20	11,592	16,443	13,534
Jul-20	12,064	17,376	14,014
Aug-20	12,851	18,635	14,435
Sep-20	12,461	17,957	14,184
Oct-20	12,063	17,569	13,993
Nov-20	13,221	19,707	15,172
Dec-20	13,820	20,593	15,636
Jan-21	13,832	20,501	15,541
Feb-21	14,150	21,142	15,729
Mar-21	14,683	21,900	15,975
Apr-21	15,353	23,029	16,435
May-21	15,524	23,134	16,662
Jun-21	15,796	23,705	16,771
Jul-21	15,955	24,105	16,891
Aug-21	16,375	24,793	17,112
Sep-21	15,778	23,681	16,658
Oct-21	16,563	25,282	17,069
Nov-21	16,313	24,897	16,759
Dec-21	16,732	25,877	17,230
Jan-22	16,073	24,355	16,579
Feb-22	15,917	23,741	16,325
Mar-22	16,013	24,512	16,336
Apr-22	15,174	22,312	15,381
May-22	15,198	22,282	15,425
Jun-22	14,646	20,418	14,484
Jul-22	15,090	22,333	15,225
Aug-22	14,742	21,500	14,761
Sep-22	14,217	19,506	13,626
Oct-22	14,710	21,106	14,082
Nov-22	15,253	22,208	15,004
Dec-22	14,877	20,907	14,684
Jan-23	15,481	22,347	15,489
Feb-23	15,124	21,825	15,052
Mar-23	15,296	22,408	15,319
Apr-23	15,493	22,647	15,459
May-23	15,382	22,735	15,187
Jun-23	16,159	24,288	15,699
Jul-23	16,606	25,158	16,074
Aug-23	16,321	24,673	15,717
Sep-23	15,688	23,497	15,183
Oct-23	15,240	22,875	14,750
Nov-23	16,187	25,008	15,837
Dec-23	16,971	26,334	16,626
Jan-24	17,105	26,626	16,604
Feb-24	17,991	28,067	16,874
Mar-24	18,649	28,973	17,276
Apr-24	17,843	27,698	16,734
May-24	18,904	29,006	17,175
Jun-24	19,159	29,904	17,322

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Adviser Class (Inception Date: 1/1/15)	18.56%	8.34%	7.09%
Russell 3000 Index	23.13%	14.14%	12.23%
Morningstar Moderate Target Risk Index	10.34%	5.83%	5.96%

Performance Inception Date		Jan. 01, 2015
No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 211,678,626	$ 211,678,626
Holdings Count | Holding	496	496
Advisory Fees Paid, Amount	$ 747,751
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$211,678,626
# of Portfolio Holdings	496
Portfolio Turnover Rate	139%
Advisory Fees and Waivers	747,751

Holdings [Text Block]

Sector Weighting

Value	Value
Real Estate	- 2.5%Footnote Reference
Materials	- 1.2%Footnote Reference
Consumer Staples	1.6%Footnote Reference
Utilities	1.6%Footnote Reference
Communication Services	8.3%Footnote Reference
Industrials	8.5%Footnote Reference
Energy	8.9%Footnote Reference
Health Care	10.2%Footnote Reference
Consumer Discretionary	14.0%Footnote Reference
Financials	15.5%Footnote Reference
Information Technology	35.1%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp	5.1%
iShares Short Treasury Bond ETF	4.4%
Berkshire Hathaway Inc	4.3%
NVIDIA Corp	3.9%
Apple Inc	3.4%
Mastercard Inc	2.7%
Alphabet Inc	2.6%
Amazon.com Inc	2.4%
Texas Instruments Inc	2.3%
Exxon Mobil Corp	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000169633
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Institutional Class
Trading Symbol	IFAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Conservative Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$48.68	0.96%

Expenses Paid, Amount	$ 48.68
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Jun-14	10,000	10,000	10,000
Jul-14	9,622	9,975	9,931
Aug-14	10,111	10,085	10,037
Sep-14	9,718	10,017	9,874
Oct-14	9,880	10,115	9,937
Nov-14	9,865	10,187	9,983
Dec-14	9,681	10,196	9,927
Jan-15	9,463	10,410	9,974
Feb-15	9,793	10,312	10,027
Mar-15	9,703	10,360	9,987
Apr-15	9,892	10,323	10,045
May-15	9,883	10,298	10,001
Jun-15	9,426	10,186	9,926
Jul-15	9,343	10,257	9,953
Aug-15	8,835	10,242	9,839
Sep-15	8,267	10,311	9,810
Oct-15	8,754	10,313	9,944
Nov-15	8,360	10,286	9,885
Dec-15	8,043	10,252	9,836
Jan-16	7,833	10,393	9,810
Feb-16	7,893	10,467	9,886
Mar-16	8,531	10,563	10,114
Apr-16	8,822	10,604	10,197
May-16	9,077	10,606	10,188
Jun-16	9,372	10,797	10,340
Jul-16	9,557	10,865	10,466
Aug-16	9,506	10,853	10,459
Sep-16	9,780	10,847	10,489
Oct-16	9,401	10,764	10,383
Nov-16	9,463	10,509	10,245
Dec-16	9,638	10,524	10,296
Jan-17	9,607	10,544	10,374
Feb-17	9,774	10,615	10,479
Mar-17	9,923	10,610	10,501
Apr-17	9,927	10,692	10,588
May-17	9,977	10,774	10,680
Jun-17	9,977	10,763	10,675
Jul-17	10,257	10,809	10,774
Aug-17	10,194	10,906	10,848
Sep-17	10,235	10,854	10,862
Oct-17	10,180	10,861	10,909
Nov-17	10,325	10,847	10,955
Dec-17	10,419	10,897	11,017
Jan-18	10,533	10,771	11,068
Feb-18	10,351	10,669	10,911
Mar-18	10,319	10,737	10,923
Apr-18	10,287	10,658	10,877
May-18	10,360	10,734	10,927
Jun-18	10,333	10,720	10,923
Jul-18	10,457	10,723	10,993
Aug-18	10,558	10,792	11,055
Sep-18	10,549	10,722	11,021
Oct-18	10,207	10,638	10,807
Nov-18	10,216	10,701	10,895
Dec-18	10,182	10,898	10,885
Jan-19	10,381	11,014	11,165
Feb-19	10,466	11,007	11,228
Mar-19	10,585	11,218	11,393
Apr-19	10,689	11,221	11,469
May-19	10,542	11,421	11,459
Jun-19	10,861	11,564	11,707
Jul-19	10,923	11,589	11,738
Aug-19	10,956	11,890	11,832
Sep-19	10,980	11,826	11,873
Oct-19	11,048	11,862	11,965
Nov-19	11,125	11,856	12,007
Dec-19	11,263	11,848	12,106
Jan-20	11,321	12,076	12,230
Feb-20	11,098	12,293	12,159
Mar-20	10,495	12,221	11,698
Apr-20	10,724	12,438	12,114
May-20	10,939	12,496	12,312
Jun-20	11,046	12,575	12,456
Jul-20	11,355	12,762	12,742
Aug-20	11,551	12,659	12,833
Sep-20	11,409	12,652	12,745
Oct-20	11,281	12,596	12,652
Nov-20	11,763	12,720	13,112
Dec-20	12,015	12,737	13,286
Jan-21	11,951	12,646	13,191
Feb-21	11,946	12,463	13,074
Mar-21	12,055	12,308	13,073
Apr-21	12,289	12,405	13,282
May-21	12,353	12,445	13,395
Jun-21	12,482	12,533	13,476
Jul-21	12,522	12,673	13,604
Aug-21	12,612	12,649	13,651
Sep-21	12,422	12,539	13,435
Oct-21	12,573	12,536	13,529
Nov-21	12,493	12,573	13,465
Dec-21	12,609	12,541	13,586
Jan-22	12,346	12,271	13,243
Feb-22	12,256	12,134	13,071
Mar-22	12,130	11,796	12,850
Apr-22	11,804	11,349	12,303
May-22	11,814	11,422	12,356
Jun-22	11,335	11,243	11,953
Jul-22	11,499	11,518	12,342
Aug-22	11,335	11,192	11,994
Sep-22	11,114	10,709	11,318
Oct-22	11,188	10,570	11,385
Nov-22	11,475	10,959	11,910
Dec-22	11,348	10,909	11,800
Jan-23	11,638	11,245	12,221
Feb-23	11,439	10,954	11,912
Mar-23	11,589	11,232	12,169
Apr-23	11,654	11,300	12,257
May-23	11,546	11,177	12,093
Jun-23	11,740	11,137	12,206
Jul-23	11,876	11,130	12,311
Aug-23	11,784	11,059	12,163
Sep-23	11,588	10,778	11,832
Oct-23	11,457	10,607	11,615
Nov-23	11,961	11,088	12,223
Dec-23	12,486	11,512	12,713
Jan-24	12,508	11,481	12,686
Feb-24	12,624	11,318	12,642
Mar-24	12,857	11,423	12,810
Apr-24	12,494	11,134	12,474
May-24	12,840	11,323	12,729
Jun-24	12,979	11,430	12,838

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	10.55%	3.63%	2.64%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Morningstar Conservative Target Risk Index	5.18%	1.86%	2.53%

No Deduction of Taxes [Text Block]	The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 133,249,326	$ 133,249,326
Holdings Count | Holding	136	136
Advisory Fees Paid, Amount	$ 321,819
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$133,249,326
# of Portfolio Holdings	136
Portfolio Turnover Rate	72%
Advisory Fees and Waivers	321,819

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Materials	0.5%Footnote Reference
Consumer Staples	2.5%Footnote Reference
Energy	2.9%Footnote Reference
Industrials	8.1%Footnote Reference
Communication Services	9.4%Footnote Reference
Consumer Discretionary	12.9%Footnote Reference
Health Care	14.3%Footnote Reference
Financials	14.4%Footnote Reference
Information Technology	34.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	17.3%
Baird Core Plus Bond Fund - Class I	16.7%
Frost Total Return Bond Fund - Class I	8.7%
Dodge & Cox Income Fund - Class I	5.5%
Fidelity Advisor High Income Advantage Fund - Class Z	5.2%
BrandywineGLOBAL High Yield Fund - Class I	5.2%
iShares 20+ Year Treasury Bond ETF	5.1%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	3.4%
Berkshire Hathaway Inc	2.3%
Microsoft Corp	2.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000173654
Shareholder Report [Line Items]
Fund Name	Institutional Prime Money Market Fund
Trading Symbol	FLPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Institutional Prime Money Market Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Prime Money Market Fund	$10.59	0.21%

Expenses Paid, Amount	$ 10.59
Expense Ratio, Percent	0.21%
Performance Inception Date		Oct. 07, 2016
AssetsNet	$ 507,375,001	$ 507,375,001
Holdings Count | Holding	65	65
Advisory Fees Paid, Amount	$ 713,851
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$507,375,001 # of Portfolio Holdings65 Portfolio Turnover RateN/A Advisory Fees and Waivers713,851
Holdings [Text Block]

Sector Weighting

Value	Value
U.S. Government Agencies	0.4%Footnote Reference
U.S. Treasury Notes	0.5%Footnote Reference
Money Market Registered Investment Companies	2.4%Footnote Reference
Certificates of Deposit	3.1%Footnote Reference
U.S. Treasury Bills	16.2%Footnote Reference
Commercial Paper	34.3%Footnote Reference
Repurchase Agreements	43.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

StoneX (Collateralized by $184,240,744 various Asset Backed Securities, Corporate Bonds, FMACs, GNMAs, FNMAs, SBAs, Mid-Term Notes and Municipal Bonds, 0.00% - 7.92%, due 7/1/24 - 2/25/67, fair value $77,551,147) (proceeds $75,035,125) purch date 6/28/24	14.8%
South Street (Collateralized by $52,179,490 various FCSBs, FHLBs, FMACs, FNMAs, GNMAs, and U.S. Treasuries, 1.00% - 6.50%, due 7/24/25 - 6/1/54, fair value $51,000,029)(proceeds $50,022,583), purchase date 6/28/24	9.9%
South Street (Collateralized by $51,962,649 various FCSBs, FHLBs, FMACs, FNMAs, GNMAs, and U.S. Treasuries, 0.38% - 6.00%, due 9/29/25 - 6/1/54, fair value $51,000,055) (proceeds $50,022,667), purchase date 6/28/24	9.9%
Loop Capital (Collateralized by $47,852,627 FNMAs, 4.50%, due 7/1/52, fair value $45,900,000) (proceeds $45,020,063), purchase date 6/28/24	8.9%
Anglesea Funding	2.4%
Bedford Row Funding (Secured Overnight Financing Rate + 0.17%)	2.0%
US Treasury Bill	2.0%
Old Line Funding LLC	2.0%
American Honda Finance	2.0%
US Treasury Bill	2.0%
As a percentage of total net assets.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources
C000010078
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	Retail Class
Trading Symbol	FLFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Allocation Fund for the period of December 31, 2023, to 6/30/2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$94.06	1.82%

Expenses Paid, Amount	$ 94.06
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
Performance Past Does Not Indicate Future [Text]	The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	Morningstar Global Allocation Index
Jun-14	10,000	10,000	10,000
Jul-14	9,757	9,803	9,872
Aug-14	10,073	10,214	10,046
Sep-14	9,655	10,001	9,734
Oct-14	9,793	10,276	9,803
Nov-14	9,834	10,525	9,890
Dec-14	9,731	10,525	9,778
Jan-15	9,590	10,232	9,722
Feb-15	10,049	10,825	10,021
Mar-15	9,956	10,715	9,947
Apr-15	10,012	10,763	10,113
May-15	10,031	10,912	10,073
Jun-15	9,806	10,729	9,918
Jul-15	9,806	10,909	9,951
Aug-15	9,131	10,250	9,561
Sep-15	8,793	9,952	9,369
Oct-15	9,309	10,738	9,775
Nov-15	9,309	10,797	9,688
Dec-15	9,029	10,576	9,584
Jan-16	8,439	9,979	9,263
Feb-16	8,323	9,976	9,324
Mar-16	8,951	10,678	9,819
Apr-16	8,951	10,744	9,968
May-16	8,942	10,936	9,939
Jun-16	8,922	10,959	10,020
Jul-16	9,272	11,394	10,321
Aug-16	9,301	11,423	10,337
Sep-16	9,398	11,441	10,398
Oct-16	9,145	11,193	10,193
Nov-16	9,213	11,694	10,123
Dec-16	9,348	11,922	10,255
Jan-17	9,583	12,147	10,462
Feb-17	9,798	12,599	10,668
Mar-17	9,906	12,607	10,759
Apr-17	10,033	12,741	10,912
May-17	10,180	12,871	11,106
Jun-17	10,233	12,987	11,139
Jul-17	10,566	13,232	11,369
Aug-17	10,654	13,258	11,434
Sep-17	10,879	13,581	11,555
Oct-17	11,163	13,877	11,690
Nov-17	11,310	14,299	11,872
Dec-17	11,436	14,442	12,005
Jan-18	12,031	15,203	12,424
Feb-18	11,595	14,642	12,072
Mar-18	11,426	14,349	11,984
Apr-18	11,486	14,403	11,991
May-18	11,496	14,810	12,009
Jun-18	11,352	14,907	11,965
Jul-18	11,640	15,401	12,171
Aug-18	11,740	15,942	12,274
Sep-18	11,750	15,968	12,259
Oct-18	10,855	14,793	11,646
Nov-18	10,925	15,089	11,781
Dec-18	10,643	13,685	11,343
Jan-19	10,810	14,859	11,936
Feb-19	10,935	15,382	12,108
Mar-19	11,007	15,606	12,258
Apr-19	11,237	16,230	12,491
May-19	10,643	15,179	12,132
Jun-19	11,258	16,246	12,678
Jul-19	11,216	16,487	12,699
Aug-19	11,007	16,151	12,622
Sep-19	11,226	16,434	12,738
Oct-19	11,467	16,788	12,980
Nov-19	11,686	17,426	13,144
Dec-19	12,044	17,929	13,445
Jan-20	11,768	17,910	13,427
Feb-20	10,970	16,444	12,806
Mar-20	9,704	14,182	11,616
Apr-20	10,055	16,061	12,412
May-20	10,299	16,919	12,797
Jun-20	10,427	17,306	13,078
Jul-20	10,768	18,289	13,629
Aug-20	11,342	19,614	14,116
Sep-20	11,055	18,900	13,831
Oct-20	10,768	18,492	13,628
Nov-20	11,885	20,741	14,763
Dec-20	12,402	21,675	15,266
Jan-21	12,391	21,578	15,169
Feb-21	12,619	22,253	15,303
Mar-21	12,935	23,050	15,482
Apr-21	13,359	24,238	15,991
May-21	13,609	24,349	16,188
Jun-21	13,696	24,950	16,286
Jul-21	13,718	25,371	16,410
Aug-21	13,957	26,095	16,645
Sep-21	13,478	24,924	16,134
Oct-21	13,935	26,610	16,585
Nov-21	13,587	26,205	16,303
Dec-21	13,962	27,236	16,687
Jan-22	13,466	25,634	16,008
Feb-22	13,237	24,988	15,700
Mar-22	13,164	25,799	15,716
Apr-22	12,475	23,484	14,653
May-22	12,499	23,452	14,672
Jun-22	11,992	21,490	13,730
Jul-22	12,294	23,506	14,445
Aug-22	11,895	22,629	13,937
Sep-22	11,109	20,531	12,839
Oct-22	11,629	22,214	13,268
Nov-22	12,476	23,374	14,148
Dec-22	12,155	22,005	13,833
Jan-23	12,862	23,521	14,603
Feb-23	12,460	22,971	14,194
Mar-23	12,776	23,585	14,577
Apr-23	12,996	23,837	14,726
May-23	12,703	23,929	14,530
Jun-23	13,240	25,563	15,062
Jul-23	13,619	26,480	15,429
Aug-23	13,228	25,968	15,096
Sep-23	12,725	24,731	14,553
Oct-23	12,357	24,076	14,187
Nov-23	13,303	26,321	15,251
Dec-23	14,024	27,717	15,971
Jan-24	13,974	28,024	15,949
Feb-24	14,507	29,541	16,288
Mar-24	14,978	30,494	16,653
Apr-24	14,418	29,152	16,152
May-24	15,052	30,530	16,652
Jun-24	15,127	31,475	16,876

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	14.25%	6.09%	4.23%
Russell 3000 Index	23.13%	14.14%	12.15%
Morningstar Global Allocation Index	12.04%	5.89%	5.37%

AssetsNet	$ 36,167,888	$ 36,167,888
Holdings Count | Holding	146	146
Advisory Fees Paid, Amount	$ 128,889
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$36,167,888
# of Portfolio Holdings	146
Portfolio Turnover Rate	100%
Advisory Fees and Waivers	128,889

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.3%Footnote Reference
Materials	0.4%Footnote Reference
Energy	2.3%Footnote Reference
Consumer Staples	2.5%Footnote Reference
Industrials	8.7%Footnote Reference
Communication Services	9.1%Footnote Reference
Consumer Discretionary	13.1%Footnote Reference
Health Care	13.7%Footnote Reference
Financials	14.9%Footnote Reference
Information Technology	35.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core MSCI EAFE ETF	8.5%
Berkshire Hathaway Inc	3.0%
Microsoft Corp	2.9%
Fidelity Total Bond Fund - Class Z	2.5%
Baird Core Plus Bond Fund - Class I	2.2%
NVIDIA Corp	2.1%
iShares Core MSCI Emerging Markets ETF	1.8%
Alphabet Inc	1.7%
Amazon.com Inc	1.6%
Frost Total Return Bond Fund - Class I	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources